united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinatti OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Bailey, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 09/30/19

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Income Opportunities Fund

Class A: IOFAX     Class C: IOFCX     Class I: IOFIX

AlphaCentric Premium Opportunity Fund

Class A: HMXAX     Class C: HMXCX     Class I: HMXIX

AlphaCentric Robotics and Automation Fund

Class A: GNXAX     Class C: GNXCX     Class I: GNXIX

AlphaCentric Symmetry Strategy Fund

Class A: SYMAX     Class C: SYMCX     Class I: SYMIX

September 30, 2019

AlphaCentric Advisors LLC

36 North New York Avenue, Floor 3

Huntington NY, 11743

1-844-223-8637

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.alphacentricfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you.

AlphaCentric Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmark:

				Annualized Since
			Annualized Three	Inception *** -
	Six Months	One Year	Years	September 30, 2019
Class A (IOFAX) without load	7.25%	8.68%	9.62%	10.98%
Class A (IOFAX) with 4.75% load	2.17%	3.51%	7.87%	9.74%
Class C (IOFCX)	6.80%	7.85%	8.81%	10.17%
Class I (IOFIX)	7.28%	8.94%	9.87%	11.25%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index **	5.42%	10.30%	2.92%	3.28%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2020, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2019 prospectus were 1.92%, 2.68% and 1.68% for the Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2019 prospectus were 1.75%, 2.50% and 1.50% for the Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Barclays U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion.

***	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Non-Agency Residential Mortgage Backed Securities	94.1%
Real Estate Investment Trusts	0.7%
Asset Backed Securities	0.2%
Private Placement	0.0%
Other / Cash & Cash Equivalents	5.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Premium Opportunity Fund
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmarks:

					Annualized Since	Annualized Since
			Annualized	Annualized	Inception + -	Inception ++ -
	Six Months	One Year	Three Years	Five Years	September 30, 2019	September 30, 2019
Class A (HMXAX) without load	4.12%	13.72%	3.62%	—	3.62%	—
Class A (HMXAX) with 5.75% load	(1.77)%	7.15%	1.60%	—	1.60%	—
Class C (HMXCX)	4.35%	13.49%	3.09%	—	3.09%	—
Class I (HMXIX) +++	4.28%	13.97%	4.08%	3.88%	—	9.20%
S&P 500 Total Return Index **	6.08%	4.25%	13.39%	10.84%	13.39%	14.05%
IQ Hedge Long/Short Beta Total Return Index ***	6.55%	6.25%	5.76%	5.08%	6.76%	5.70%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2020, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the Fund’s Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2019 prospectus were 3.47%, 4.23% and 3.20% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2019 prospectus were 2.32%, 3.06%, and 2.09% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	IQ Hedge Long/Short Beta Index was launched in March 2007 as the market’s first family of hedge fund replication indexes. This suite of indexes serves as the basis for IndexIQ’s other hedge fund replication indexes, which themselves underlie IndexIQ’s hedge fund replication ETFs and mutual fund.

+	The AlphaCentric Premium Opportunity Fund Class A and Class C commenced operations on September 30, 2016.

++	The AlphaCentric Premium Opportunity Fund Class I, formerly a private Fund, commenced operations on August 31, 2011.

+++	The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on August 31, 2011. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

Top 10 Holdings by Industry	% of Net Assets
U.S. Government Treasury Obligations	84.5%
Purchased Options	0.4%
Short-term Investments	3.2%
Written Options	(0.4)%
Securities Sold Short	(1.6)%
Other / Cash & Cash Equivalents	13.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Robotics and Automation Fund ^
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmarks:

			Annualized Since
			Inception + -
	Six Months	One Year	September 30, 2019
Class A (GNXAX) without load	(4.89)%	(12.16)%	6.06%
Class A (GNXAX) with 5.75% load	(10.36)%	(17.20)%	3.40%
Class C (GNXCX)	(5.39)%	(12.93)%	5.24%
Class I (GNXIX)	(4.77)%	(11.96)%	6.34%
S&P 500 Total Return Index **	6.08%	4.25%	11.62%
MSCI AC World Index (TR Gross) ***	3.91%	1.95%	7.76%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2020, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the August 1, 2019 prospectus for the Fund’s inital fiscal period are 2.42%, 3.18% and 2.17% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2019 prospectus for the Fund’s inital fiscal period are 1.68%, 2.42% and 1.43% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

^	Formerly the “AlphaCentric Global Innovations Fund”

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI AC World Index (TR Gross) represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

+	The AlphaCentric Global Innovations Fund Class A, Class C and Class I commenced operations on May 31, 2017.

Top 10 Holdings by Industry	% of Net Assets
Common Stocks	92.6%
Other / Cash & Cash Equivalents	7.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Symmetry Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmarks:

			Annualized		Annualized Since	Annualized Since
			Three		Inception + -	Inception ++ -
	Six Months	One Year	Years	Annualized Five Years	September 30, 2019	September 30, 2019
Class A (SYMAX) without load	—	—	—	—	(0.53)%	—
Class A (SYMAX) with 5.75% load	—	—	—	—	(6.27)%	—
Class C (SYMCX)	—	—	—	—	(0.71)%	—
Class I (SYMCX) +++	(2.35)%	(9.22)%	(1.27)%	(1.92)%	—	2.29%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index **	1.20%	2.39%	1.54%	0.98%	0.32%	0.97%
MSCI World/Barclays U.S. Aggregate Bond Blended Index ***	4.38%	4.29%	6.19%	4.61%	1.20%	4.13%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2021, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the August 9, 2019 prospectus for the Fund’s inital fiscal period are 2.31%, 3.06% and 2.06% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 9, 2019 prospectus for the Fund’s inital fiscal period are 2.30%, 3.05% and 2.05% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months investment products with emphasis on growth.

***	MSCI World/Barclays U.S. Aggregate Bond Blended Index reflects an unmanaged portfolio of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

+	The AlphaCentric Symmetry Strategy Fund Class A, Class C commenced operations on August 8, 2019, and Class I commenced operations on September 1, 2014.

++	The AlphaCentric Symmetry Strategy Fund Class I commenced operations on September 1, 2014.

+++	The Fund acquired all of the assets and liabilities of MLM Symmetry Fund, LP (the “Predecessor Fund”) in a tax-free reorganization on August 9, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s Sub-Advisor was the adviser to the Predecessor Fund. The financial statements for the Predecessor Fund can be found in the Fund’s SAI. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com

Top 10 Holdings by Industry	% of Net Assets
Common Stocks	42.7%
Exchange Traded Funds	27.6%
Short-term Investments	16.8%
Other Assets Less Liabilities	12.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.2%
4,782,884	Amur Finance VI LLC, 144A ** ^	8.000	12/20/2024	$3,347,536
4,622,570	AXIS Equipment Finance Receivables IV LLC 144A	8.830	3/20/2024	4,621,876
	TOTAL ASSET BACKED SECURITIES (Cost $9,395,359)			7,969,412

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1%
21,418,716	Aames Mortgage Investment Trust 2006-1, 1M Libor + 0.48%	2.625	4/25/2036	20,124,139
897,717	ABFC 2004-OPT4 Trust, 1M Libor + 2.70%	4.718	7/25/2033	942,291
4,388,657	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	3.195	3/25/2035	3,829,445
4,140,406	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	3.030	6/25/2035	3,193,280
4,984,474	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	3.018	5/25/2037	2,869,244
3,606,075	ABFS Mortgage Loan Trust 2002-2, (B)	6.785	7/15/2033	2,808,788
4,727,092	ABFS Mortgage Loan Trust 2002-3, (B)	5.902	9/15/2033	3,578,294
610,526	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	4.043	6/25/2034	602,790
1,767,989	ACE Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.78%	4.920	11/25/2034	1,677,988
4,751,526	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	4.095	12/25/2034	2,657,571
1,881,971	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	3.338	1/25/2035	1,666,425
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.13%	6.270	11/25/2033	636,311
17,522,206	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 1M Libor + 0.69%	2.835	11/25/2035	15,323,105
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	5.145	8/25/2040	1,588,489
3,535,004	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	2.435	8/25/2036	1,960,170
23,389,066	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	2.425	4/25/2036	18,555,774
6,037,507	Adjustable Rate Mortgage Trust 2005-2	3.368	6/25/2035	3,990,414
396,396	Adjustable Rate Mortgage Trust 2005-3, (A)	4.264	7/25/2035	315,065
3,433,143	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	5.018	6/25/2034	2,913,225
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	2.645	10/25/2035	15,640,520
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	7.268	10/25/2034	754,251
6,908,724	AFC Trust Series 1999-4, 1M Libor + 0.88%, 144A	2.898	12/26/2029	5,577,118
1,131,884	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	4.793	10/25/2034	682,923
7,503,506	Alternative Loan Trust 2005-61, 1M Libor + 0.38%	2.398	12/25/2035	7,141,299
1,102,036	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	2.385	2/25/2047	545,922
13,771,322	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	2.398	3/25/2046	9,736,090
1,963,156	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, (B)	5.359	2/25/2033	1,775,286
2,672,531	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-1, 1M Libor + 5.55%	5.359	2/25/2033	2,421,626
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	4.718	5/25/2034	2,069,222
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	6.518	5/25/2034	3,001,305
2,409,578	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	3.818	9/25/2034	2,122,632
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	3.938	9/25/2034	1,565,205
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	4.118	10/25/2034	1,716,677
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.118	11/25/2034	2,251,168
5,220,990	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R1	3.518	3/25/2035	2,182,380
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.05%	2.835	7/25/2035	20,914,910
1,156,936	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.83%	3.595	7/25/2035	100,437
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R6, 1M Libor + 1.15%	3.068	7/25/2035	4,833,191
3,675,417	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.65%	3.848	7/25/2035	1,302,930
11,181,660	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.73%	3.168	8/25/2035	4,305,798
4,320,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R8, 1M Libor + 1.04%	2.668	9/25/2035	4,191,256
9,615,149	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 0.69%	2.748	9/25/2035	5,030,988
7,240,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 1.45%	3.053	10/25/2035	6,265,584
14,370,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R11, 1M Libor + 0.68%	2.825	1/25/2036	13,272,839
8,440,572	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	2.578	3/25/2036	6,316,794
5,083,666	Ameriquest Mortgage Securities Trust 2006-R2, 1M Libor + 0.49%	2.635	4/25/2036	3,733,075
30,279	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1M Libor + 0.50%	2.513	6/25/2028	30,167
218,685	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	3.868	11/25/2029	211,583
1,190,837	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 4.88%, 144A	4.336	3/25/2034	680,205
535,081	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 5.25%	4.336	3/25/2034	453,128
24,000,000	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W3, 1M Libor + 0.46%	2.478	11/25/2035	21,202,517
21,706,856	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 0.46%	2.478	1/25/2036	17,198,142
36,588,438	Argent Securities, Inc. Adj%	2.548	10/25/2035	25,751,751
2,769,416	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	2.428	3/25/2036	1,621,508
27,544,416	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	2.375	11/25/2036	25,398,362
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	2.785	11/25/2035	15,947,134
22,770,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.425	7/25/2036	19,601,882
3,082,943	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	3.195	6/25/2035	315,852
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	3.908	1/25/2035	3,021,703
5,050,803	Asset-Backed Pass-Through Certificates Series 2005-R2, 1M Libor + 1.17%	3.188	4/25/2035	4,276,728
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	3.818	7/25/2035	6,326,413

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
1,777,082	Banc of America Funding 2004-B Trust, (A)	4.326	12/20/2034	$1,565,423
3,328,881	Banc of America Mortgage 2004-K Trust, (A)	4.457	12/25/2034	2,238,778
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 1.65%	3.790	2/28/2041	5,431,861
2,399,761	Bear Stearns ALT-A Trust 2004-1, (A)	4.201	2/25/2034	1,636,088
32,996	Bear Stearns ARM Trust 2003-8, (A)	5.020	1/25/2034	31,910
628,912	Bear Stearns ARM Trust 2004-7, (A)	4.250	10/25/2034	618,124
3,399,759	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	4.695	12/25/2034	1,851,232
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	3.090	9/25/2034	2,723,006
2,727,567	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	4.470	1/25/2035	2,667,335
9,842,885	Bear Stearns Asset Backed Securities I Trust 2005-HE9, 1M Libor + 1.20%	3.945	10/25/2035	8,900,995
24,931,565	Bear Stearns Asset Backed Securities I Trust 2006-HE9, 1M Libor + 0.29%	2.435	11/25/2036	22,286,301
4,354,000	Bear Stearns Asset Backed Securities I Trust 2006-4, 1M Libor + 0.75%	2.895	10/25/2036	990,720
18,016,000	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.51%	2.655	12/25/2035	13,866,854
24,623,011	Carrington Mortgage Loan Trust Series 2005-NC4, 1M Libor + 0.75%	2.768	9/25/2035	21,885,420
14,250,000	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	2.665	10/25/2035	11,489,553
35,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	2.318	7/25/2036	16,731,311
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	2.565	1/25/2036	19,457,275
7,952,739	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	2.318	10/25/2036	1,099,329
6,395,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	2.515	2/25/2036	5,216,364
8,396,439	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	2.308	5/25/2036	5,977,023
14,913,928	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.50%	2.518	2/25/2037	9,153,816
12,031,260	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	2.278	12/25/2036	4,095,535
1,194,150	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	3.168	9/25/2032	1,065,254
779,394	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	4.343	3/25/2034	39,233
4,049,717	Centex Home Equity Loan Trust 2004-C, 1M Libor + 1.73%	3.743	6/25/2034	3,877,965
2,174,683	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	4.118	6/25/2034	403,048
578,586	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	3.048	9/25/2034	584,569
9,622,645	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	3.218	10/25/2035	8,966,640
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	2.388	6/25/2036	13,752,466
3,300,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.44%	2.458	5/25/2037	2,310,579
89,450,885	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.768	12/25/2021	28,781,990
8,000,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.768	10/25/2037	7,260,346
15,816,147	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.768	10/25/2037	4,687,364
5,850,367	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	2.308	9/25/2036	3,715,910
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	2.398	8/25/2036	2,403,388
6,765,704	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	2.308	8/25/2036	5,077,396
5,002,871	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	2.633	12/25/2035	3,236,495
1,234,341	Citigroup Mortgage Loan Trust 2007-10, (A)	4.521	9/25/2037	1,128,481
6,727,202	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	2.288	12/25/2036	5,371,307
5,864,597	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0.30%	2.318	5/25/2037	5,132,436
9,141,788	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	2.668	3/25/2037	7,058,812
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	6.645	12/25/2033	2,303,038
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	3.265	7/25/2035	2,005,887
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	2.298	6/25/2037	5,020,926
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	4.518	7/25/2037	1,059,725
23,073,941	Connecticut Avenue Securities Adj%	6.468	1/25/2029	24,322,329
17,542,937	Connecticut Avenue Securities Trust 2019-R01, 1M Libor + 0.85%, 144A	2.868	7/25/2031	17,563,356
21,000,000	Connecticut Avenue Securities Trust 2019-R01, 1M Libor + 2.45%, 144A	4.468	7/25/2031	21,210,869
23,750,000	Connecticut Avenue Securities Trust 2019-R02, 1M Libor + 2.30%, 144A	4.318	8/25/2031	23,901,728
6,464,681	Connecticut Avenue Securities Trust 2019-R03, 1M Libor + 0.75%, 144A	2.768	9/25/2031	6,468,769
20,870,000	Connecticut Avenue Securities Trust 2019-R03, 1M Libor + 2.15%, 144A	4.168	9/25/2031	20,994,708
14,954,718	Connecticut Avenue Securities Trust 2019-R04, 1M Libor + 0.75%, 144A	2.768	6/25/2039	14,978,952
3,000,000	Connecticut Avenue Securities Trust 2019-R04, 1M Libor + 5.25%, 144A	7.268	6/25/2039	3,248,676
10,626,914	Connecticut Avenue Securities Trust 2019-R05, 1M Libor + 0.75%, 144A	2.895	7/25/2039	10,644,677
1,250,000	Connecticut Avenue Securities Trust 2019-R05, 1M Libor + 4.10%, 144A	6.245	7/25/2039	1,284,816
3,966,087	Conseco Finance Corp., (A)	7.240	11/15/2028	3,987,251
5,079,720	Conseco Finance Corp., (A)	6.980	9/1/2030	4,582,878
221,166	Countrywide Asset-Backed Certificates, 1M Libor + 5.63%, 144A	7.770	10/25/2032	216,310
477,591	Countrywide Asset-Backed Certificates, 1M Libor + 4.50%, 144A	6.645	11/25/2033	526,438
3,852,628	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	3.168	12/25/2035	1,679,412
5,541,073	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	3.018	1/25/2036	1,239,625
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	2.508	4/25/2036	11,916,352
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	2.875	4/25/2036	2,013,719
3,106,700	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	2.408	7/25/2036	1,439,628
7,228,375	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.395	6/25/2037	3,967,662
3,401,919	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	2.358	6/25/2037	1,752,643
27,045,994	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	2.288	11/25/2037	17,359,168
14,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.44%	2.453	1/25/2045	12,350,127

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
12,101,030	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	2.375	5/25/2047	$3,158,918
27,485,105	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.268	6/25/2047	16,547,757
13,160,022	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	2.278	6/25/2047	8,180,243
2,586,469	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 1.50%	3.645	2/25/2032	2,525,619
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	4.353	4/25/2034	478,526
647,443	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 2.85%, 144A	4.304	10/25/2034	619,693
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.69%	2.835	7/25/2035	1,789,636
3,574,763	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	3.345	7/25/2035	887,542
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.000	9/25/2035	3,725,503
1,703,312	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.44%	2.458	12/25/2035	631,001
9,278,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.231	12/25/2036	9,921,093
3,715,216	Credit-Based Asset Servicing & Securitization LLC, 144A	7.250	3/25/2046	1,061,843
1,809,256	Credit-Based Asset Servicing And Securities Adj%, 144A	6.645	3/25/2033	786,989
1,570,022	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, (A)	4.589	10/25/2033	1,208,008
4,400,811	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	4.245	10/25/2034	1,387,743
2,283,118	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	2.738	2/25/2036	831,874
17,188,734	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	2.925	4/25/2036	13,977,927
5,254,878	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	2.778	5/25/2036	1,459,745
6,800,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	2.445	6/25/2047	5,492,506
26,400,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	2.445	6/25/2047	21,696,338
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	2.988	8/25/2047	2,858,965
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	2.988	8/25/2047	13,772,996
9,916,000	CWABS Asset-Backed Certificates Trust 2007-13, 1M Libor + 1.50%	3.518	10/25/2047	6,089,085
1,519,035	Delta Funding Home Equity Loan Trust 1999-1, (A)	6.800	3/15/2028	1,300,078
2,216,553	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,529,234
1,148,095	Delta Funding Home Equity Loan Trust 2000-3, (B)	8.390	11/15/2030	994,984
1,101,762	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	2.378	4/15/2036	856,607
2,853,555	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	3.182	9/19/2044	1,877,437
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	4.245	5/25/2037	9,344,171
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 3.38%, 144A	5.393	1/25/2041	3,316,442
11,446,558	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	2.993	11/25/2035	8,512,234
3,644,463	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	3.773	10/25/2035	2,835,068
6,694,374	Encore Credit Receivables Trust 2005-4, 1M Libor + 0.70%	2.718	1/25/2036	5,220,578
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.10%	7.118	10/25/2034	1,720,537
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	3.945	4/25/2035	1,702,820
2,303,333	Equity One Mortgage Pass-Through Trust 2003-4, (B)	6.900	10/25/2034	1,185,794
11,612,139	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.90%	4.918	7/25/2024	12,064,512
8,802,838	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.30%	6.445	2/25/2025	9,333,300
2,685,001	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.00%	6.018	5/25/2025	2,838,066
10,022,498	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.00%	6.018	5/25/2025	10,449,216
8,565,608	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.00%	7.018	7/25/2025	9,098,695
3,327,279	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.55%	7.568	4/25/2028	3,558,423
5,262,887	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.70%	7.718	4/25/2028	5,786,668
6,163,663	Fannie Mae Connecticut Avenue Securities, 1M Libor + 6.75%	8.768	8/25/2028	6,775,135
19,584,352	Fannie Mae Connecticut Avenue Securities, 1M Libor + 6.00%	8.018	9/25/2028	21,377,328
1,529,918	Fannie Mae Connecticut Avenue Securities, 1M Libor + 1.45%	3.468	1/25/2029	1,532,533
15,345,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.25%	6.268	1/25/2029	16,227,889
979,655	Fannie Mae Connecticut Avenue Securities, 1M Libor + 1.30%	3.318	7/25/2029	981,832
18,750,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.55%	5.568	7/25/2029	19,724,993
1,878,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.65%	5.668	9/25/2029	1,976,417
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	4.818	2/25/2030	8,236,686
685,292	Fannie Mae Connecticut Avenue Securities, 1M Libor + 0.65%	2.668	5/25/2030	685,350
8,414,648	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.40%	4.418	5/25/2030	8,440,733
5,992,024	Fannie Mae Connecticut Avenue Securities, 1M Libor + 0.60%	2.618	7/25/2030	5,991,441
7,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.25%	4.268	7/25/2030	7,072,612
22,700,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.55%	4.568	12/25/2030	23,115,529
9,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.10%	4.118	3/25/2031	9,066,216
7,109,321	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	3.068	3/25/2035	5,652,860
2,376,683	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	2.948	11/25/2035	2,008,583
1,468,274	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	3.668	11/25/2034	1,202,849
1,979,662	First Franklin Mortgage Loan Trust 2003-FF4, 1M Libor + 2.485	4.493	10/25/2033	1,196,862
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	4.020	3/25/2034	1,775,309
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	4.395	6/25/2034	845,984
2,459,724	First Franklin Mortgage Loan Trust 2004-FF7, (B)	5.500	9/25/2034	2,331,917
4,634,385	First Franklin Mortgage Loan Trust 2004-FFH2, 1M Libor + 1.58%	3.720	6/25/2034	4,351,531
3,443,654	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	3.218	5/25/2035	1,862,169
19,920,634	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.955	10/25/2035	20,168,317
5,696,318	First Franklin Mortgage Loan Trust 2005-FFH2, 1M Libor + 1.05%, 144A	3.195	4/25/2035	4,984,097

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
10,873,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	2.605	1/25/2036	$10,479,811
11,841,912	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	2.806	3/25/2036	9,486,607
3,780,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	2.415	4/25/2036	3,155,826
3,415,330	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	2.395	5/25/2036	1,470,111
5,335,121	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	2.395	6/25/2036	1,331,869
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	2.455	11/25/2036	3,035,062
6,000,000	Freddie Mac Stacr Trust 2018-HQA2, 1M Libor + 11.00%, 144A	13.018	10/25/2048	7,585,604
7,980,000	Freddie Mac Stacr Trust 2019-DNA1, 1M Libor + 2.65%, 144A	4.668	1/25/2049	8,116,627
5,500,000	Freddie Mac Stacr Trust 2019-DNA2, 1M Libor + 2.45%, 144A	4.468	3/25/2049	5,562,439
2,000,000	Freddie Mac Stacr Trust 2019-DNA2, 1M Libor + 10.50%, 144A	12.518	3/25/2049	2,301,854
4,168,174	Freddie Mac Stacr Trust 2019-DNA3, 1M Libor + 0.73%, 144A	2.748	7/25/2049	4,171,097
8,000,000	Freddie Mac Stacr Trust 2019-DNA3, 1M Libor + 2.05%, 144A	4.068	7/25/2049	8,036,411
1,500,000	Freddie Mac Stacr Trust 2019-DNA3, 1M Libor + 3.25%, 144A	5.268	7/25/2049	1,543,381
674,834	Freddie Mac Stacr Trust 2019-HQA1, 1M Libor + 0.90%, 144A	2.918	2/25/2049	675,784
3,012,406	Freddie Mac Stacr Trust 2019-HQA2, 1M Libor + 0.70%, 144A	2.845	4/25/2049	3,014,729
7,500,000	Freddie Mac Stacr Trust 2019-HQA3, 1M Libor + 0.75%, 144A	2.807	9/25/2049	7,511,546
7,250,000	Freddie Mac Stacr Trust 2019-HQA3, 1M Libor + 1.85%, 144A	3.907	9/25/2049	7,250,000
4,341,459	Freddie Mac Structured Agency Credit Risk Debt Notes	6.118	8/25/2024	4,604,948
1,928,110	Freddie Mac Structured Agency Credit Risk Debt Notes	6.568	10/25/2024	2,066,990
10,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	6.718	3/25/2028	10,689,326
2,331,800	Freddie Mac Structured Agency Credit Risk Debt Notes	4.818	5/25/2028	2,347,618
5,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	6.668	10/25/2028	5,380,769
2,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.268	7/25/2029	2,518,844
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.568	8/25/2029	2,102,646
13,638,498	Freddie Mac Structured Agency Credit Risk Debt Notes	3.218	10/25/2029	13,688,064
21,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.468	10/25/2029	22,394,245
6,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.518	3/25/2030	6,007,485
23,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.318	9/25/2030	23,754,380
5,000,000	FREMF 2013-K27 Mortgage Trust, 144A, (A)	3.615	1/25/2046	5,152,106
4,831,000	FREMF 2013-K28 Mortgage Trust, 144A, (A)	3.609	6/25/2046	4,982,687
7,100,000	FREMF 2016-K55 Mortgage Trust, 144A, (A)	4.296	4/25/2049	7,659,544
12,250,000	FREMF 2016-K60 Mortgage Trust, 144A, (A)	3.657	12/25/2049	12,430,112
13,465,000	FREMF 2018-K082 Mortgage Trust, 144A, (A)	4.267	9/25/2028	14,047,849
6,000,000	FREMF 2018-K1505 Mortgage Trust, 144A (A)	4.306	4/25/2033	6,133,329
6,000,000	FREMF 2018-K733 Mortgage Trust, 144A (A)	3.984	2/25/2028	6,127,239
5,575,000	FREMF 2018-K76 Mortgage Trust, 144A, (A)	4.349	6/25/2051	5,820,588
6,750,000	FREMF 2018-K78 Mortgage Trust, 144A (A)	4.266	6/25/2051	7,036,850
10,000,000	FREMF 2018-K80 Mortgage Trust, 144A, (A)	4.373	7/25/2028	10,503,784
7,764,179	FREMF 2018-KF48 Mortgage Trust, 1M Libor + 2.05%, 144A	4.274	6/25/2028	7,705,565
9,521,766	FREMF 2018-KF50 Mortgage Trust, 1M Libor + 1.90%, 144A	4.124	7/25/2028	9,520,082
4,779,639	FREMF 2018-KF52 Mortgage Trust, 1M Libor + 1.95%, 144A	4.039	9/25/2028	4,767,220
16,926,521	FREMF 2018-K103 Mortgage Trust, 1M Libor + 2.25%, 144A	4.339	2/25/2023	16,945,784
8,325,000	FREMF 2018-KW06 Mortgage Trust, 144A (A)	4.367	6/25/2028	8,565,516
1,000,000	FREMF 2018-KW07 Mortgage Trust, 144A, (A)	4.221	10/25/2031	1,013,881
10,000,000	FREMF 2019-K91 Mortgage Trust, 144A, (A)	4.397	7/25/2029	10,487,025
7,000,000	FREMF 2019-K92 Mortgage Trust, 144A, (A)	4.337	6/25/2029	6,879,320
10,500,000	FREMF 2019-K93 Mortgage Trust, 144A, (A)	4.257	5/25/2052	10,919,842
5,000,000	FREMF 2019-K97 Mortgage Trust, 144A, (A)	3.764	8/25/2029	5,042,400
10,000,000	FREMF 2019-K735 Mortgage Trust, 144A, (A)	4.157	5/25/2026	10,397,997
6,238,000	FREMF 2019-K736 Mortgage Trust, 144, (A)	3.759	7/25/2026	6,436,998
4,499,632	FREMF 2019-KF61 Mortgage Trust, 1M Libor + 2.20%, 144A	4.424	4/25/2029	4,530,054
3,999,933	FREMF 2019-KF64 Mortgage Trust, 1M Libor + 2.30%, 144A	4.389	6/25/2026	4,015,173
4,000,000	FREMF 2019-KF66 Mortgage Trust, 1M Libor + 2.40%, 144A	4.418	7/25/2029	4,018,083
4,500,000	FREMF 2019-KF67 Mortgage Trust, 1M Libor + 2.25%, 144A	4.339	8/25/2029	4,522,133
4,250,000	FREMF K-1510 Mortgage Trust, 144A, (A)	4.689	1/25/2034	4,263,095
8,250,000	FREMF Mortgage Trust, 144A	4.053	6/25/2029	8,506,865
375,966	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	2.933	3/25/2035	282,445
1,524,417	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	3.443	3/25/2035	1,166,453
3,085,111	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	3.518	3/25/2035	1,270,731
1,093,081	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	3.090	11/25/2034	999,570
6,061,747	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%	3.818	6/25/2035	774,193
12,429,507	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	2.993	6/25/2035	8,580,353
6,069,339	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	3.195	1/25/2035	3,511,968
4,349,960	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	3.008	7/25/2035	1,056,017
8,939,269	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	2.708	10/25/2035	7,635,192
2,214,985	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	2.608	7/25/2035	1,869,451
4,921,981	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	3.743	9/25/2034	4,520,203
3,053,743	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	3.570	12/25/2034	2,666,102

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
1,611,765	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	4.568	2/25/2035	$1,180,380
4,830,733	GSAA Home Equity Trust 2005-8, 1M Libor + 0.52%	2.665	6/25/2035	3,754,577
9,857,476	GSAA Trust, 1M Libor + 0.77%	2.788	6/25/2035	6,821,395
1,093,588	GSAMP Trust 2004-NC2, 1M Libor + 3.38%, 144A	5.520	10/25/2034	895,016
4,387,427	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	2.458	12/25/2035	2,850,988
13,226,000	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	3.090	7/25/2045	10,869,617
5,374,301	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	2.845	11/25/2035	1,440,172
32,355,380	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.425	5/25/2046	26,923,248
6,939,936	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	2.445	8/25/2036	4,520,878
5,616,810	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	2.268	1/25/2037	2,875,047
2,092,558	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	2.488	5/25/2046	1,060,631
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	4.268	2/25/2047	3,123,357
18,990	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	2.518	9/25/2035	18,257
2,000,000	GSRPM Mortgage Loan Trust 2003-1, 1M Libor +4.50%	6.518	1/25/2032	1,970,525
1,070,411	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	5.518	9/25/2042	899,699
2,765,092	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	2.414	10/20/2045	2,325,444
1,863,722	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	2.307	1/19/2038	1,396,371
2,049,758	Home Equity Asset Trust, 1M Libor + 2.17%	4.188	2/25/2034	1,710,154
5,198,817	Home Equity Asset Trust, 1M Libor + 1.25%	3.263	5/25/2035	4,777,780
1,130,565	Home Equity Asset Trust 2003-4, 1M Libor + 4.50%	6.518	10/25/2033	655,317
2,247,459	Home Equity Asset Trust 2005-6, 1M Libor + 0.71%	2.855	12/25/2035	2,082,255
11,755,737	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	2.645	1/25/2036	8,471,292
9,611,000	Home Equity Asset Trust 2005-8, 1M Libor + 0.47%	2.488	2/25/2036	9,716,961
7,054,381	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	2.765	4/25/2036	6,144,157
9,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	3.968	3/25/2035	8,877,082
6,475,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	3.818	8/25/2035	5,298,890
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	2.628	10/25/2035	6,527,538
18,686,443	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	2.488	3/25/2036	10,199,709
8,025,859	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	2.418	3/25/2036	2,870,825
16,237,918	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	2.378	6/25/2036	7,991,839
4,752,997	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	2.308	8/25/2036	1,199,719
934,497	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, (A)	6.537	11/25/2030	986,997
11,599,999	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	2.820	11/25/2035	10,120,447
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	2.685	12/25/2035	9,108,794
40,951,941	HSI Asset Securitization Corp Trust 2006-OPT4, 1M Libor + 0.31%	2.455	3/25/2036	36,902,777
579,454	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	3.000	3/25/2035	530,349
34,822	IndyMac INDX Mortgage Loan Trust 2004-AR6, (A)	4.547	10/25/2034	34,512
931,045	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	3.180	9/25/2035	484,826
5,458,061	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	3.083	6/25/2035	4,261,042
10,000,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	2.448	5/25/2035	5,592,532
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	2.338	5/25/2036	8,179,473
5,363,382	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	3.818	7/25/2036	3,586,870
3,009,843	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	2.318	5/25/2036	1,042,957
9,415,426	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	2.358	4/25/2036	7,708,683
7,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	2.745	1/25/2037	6,446,273
5,264,949	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	2.895	1/25/2037	3,887,222
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	2.515	3/25/2037	9,579,277
16,788,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	2.308	5/25/2037	13,391,029
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	2.425	6/25/2037	3,787,356
4,389,223	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	2.405	3/25/2047	2,304,753
8,000,000	JP Morgan Mortgage Acquisition Trust ADJ%	3.818	7/25/2035	7,984,269
1,680,117	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	8.018	3/25/2033	2,059,928
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	3.818	9/25/2034	1,164,471
1,113,898	MASTR Adjustable Rate Mortgages Trust 2004-5, (A)	4.448	7/25/2034	926,034
3,410,000	MASTR Adjustable Rate Mortgages Trust 2004-14	4.168	1/25/2035	3,468,288
1,133,581	MASTR Alternative Loan Trust 2002-2 (A)	7.107	10/25/2032	341,704
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	7.920	5/25/2033	1,650,169
448,228	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.95%	4.095	9/25/2034	411,973
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	3.818	10/25/2034	1,962,278
404,508	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	3.976	12/25/2034	623,875
6,547,532	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	2.405	10/25/2036	4,199,536
3,674,855	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	2.445	5/25/2037	2,067,458
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	3.845	7/25/2035	906,241
1,462,000	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	3.395	11/25/2035	863,501
1,342,892	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	3.870	1/25/2035	989,919
5,860,014	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	2.813	11/25/2035	5,731,097
1,504,809	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	5.595	9/25/2032	1,496,471
24,513	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 12M Libor + 1.63%	3.586	12/25/2032	25,252

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
157,205	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 6M Libor + 1.50%	3.531	2/25/2033	$156,683
1,293,396	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	4.320	7/25/2034	1,163,968
2,847,835	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	4.043	6/25/2035	2,449,363
1,504,514	Merrill Lynch Mortgage Investors Trust Series 2004-WMC1, 1M Libor + 2.40%	4.418	10/25/2034	1,482,664
3,596,567	Merrill Lynch Mortgage Investors Trust Series 2005-WMC2, 1M Libor + 1.05%	3.195	4/25/2036	3,259,304
518,419	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	3.150	3/25/2030	411,656
4,837,562	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, (A)	4.252	2/25/2036	3,562,376
1,266,473	Metropolitan Asset Funding, Inc.	6.000	2/20/2027	1,080,938
2,000,000	Mill City Mortgage Loan Trust 2016-1, 144A, (A)	3.977	4/25/2057	2,054,285
3,708,000	Mill City Mortgage Loan Trust 2017-1, 144A, (A)	3.250	11/25/2058	3,820,467
2,115,695	Mill City Mortgage Loan Trust 2017-3, 144A, (A)	3.250	1/25/2061	2,133,879
1,655,000	Mill City Mortgage Loan Trust 2018-1, 144A, (A)	3.250	5/25/2062	1,576,506
7,107,000	Mill City Mortgage Loan Trust 2018-1, 144A, (A)	3.250	5/25/2062	6,981,731
1,452,412	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	3.720	11/25/2034	1,370,561
4,173,609	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.88%	4.020	11/25/2034	3,522,457
1,453,715	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	7.395	7/25/2034	1,429,843
1,932,721	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	3.495	1/25/2035	1,841,408
353,404	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	3.795	1/25/2035	77,221
13,307,687	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	2.903	7/25/2035	11,263,235
6,822,950	Morgan Stanley ABS Capital I Inc Trust 2005-HE6, 1M Libor + 0.56%	2.578	11/25/2035	3,852,873
1,472,523	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	2.993	2/25/2035	1,061,297
4,701,581	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	3.083	3/25/2035	2,753,039
6,346,980	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	3.945	6/25/2035	1,745,395
2,276,453	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	3.210	7/25/2035	255,733
10,407,971	Morgan Stanley ABS Capital I Inc Trust 2006-NC1, 1M Libor + 0.42%	2.438	12/25/2035	7,791,152
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.525	12/25/2035	3,279,811
10,150,000	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	2.515	1/25/2036	8,202,445
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	7.643	2/25/2033	1,675,759
5,308,259	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	3.083	5/25/2035	3,801,544
136,668	Morgan Stanley Mortgage Loan Trust 2004-7AR, (A)	4.414	9/25/2034	138,609
6,016,150	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	2.388	3/25/2037	3,550,039
5,679,401	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	2.488	4/25/2037	3,566,144
2,044,000	New Century Home Equity Loan Trust, (A)	5.650	8/25/2034	2,018,616
6,585,121	New Century Home Equity Loan Trust 2004-4, 1M Libor + 1.43%	3.443	2/25/2035	6,116,727
12,264,570	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.13%	3.270	3/25/2035	12,116,841
3,770,827	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	2.455	8/25/2036	2,185,706
205,558	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	2.945	11/25/2033	185,993
33,580,213	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	2.635	10/25/2035	27,394,126
10,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.615	2/25/2036	9,309,809
4,146,839	New Residential Mortgage Loan Trust 2014-1, 144A, (A)	6.071	1/25/2054	4,371,941
2,760,989	New Residential Mortgage Loan Trust 2014-2, 144A, (A)	5.327	5/25/2054	2,953,371
5,981,554	New Residential Mortgage Loan Trust 2018-4, 1M Libor + 1.20%, 144A	3.218	1/25/2048	6,020,899
20,439,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.979	12/25/2057	19,508,703
9,889,500	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.979	12/25/2057	6,971,532
9,889,500	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.979	12/25/2057	5,990,397
9,890,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.979	12/25/2057	3,606,197
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	18,066
16,826	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	17,374
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	3.098	9/25/2035	4,086,175
22,046,476	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	2.445	7/25/2036	12,835,355
1,268,161	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	2.515	3/25/2036	1,135,559
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	5.018	5/25/2033	3,014,297
50,336	NovaStar Mortgage Funding Trust Series 2003-2, 1M Libor + 1.13%	3.143	9/25/2033	50,537
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	4.568	3/25/2035	9,373,934
15,165,342	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	2.318	9/25/2037	12,235,038
5,912,031	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	2.448	12/25/2035	6,183,412
18,676,063	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	3.075	8/25/2035	16,361,727
2,263,132	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	3.150	8/25/2035	376,523
3,371,948	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.60%	2.745	11/25/2035	1,285,916
2,316,718	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	2.598	12/25/2035	1,129,354
43,750,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	2.525	1/25/2036	35,692,926
12,720,540	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	2.445	3/25/2037	6,835,880
438,349	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	3.188	9/25/2035	361,132
2,755,517	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	3.870	10/25/2034	1,782,374
15,004,092	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	4.245	12/25/2034	13,032,644
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.93%	4.170	10/25/2034	2,766,234
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.18%	4.320	10/25/2034	5,540,205
1,424,488	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 1.95%	5.070	10/25/2034	268,648

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
2,310,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	3.120	7/25/2035	$2,215,383
3,723,659	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 0.98%	3.165	7/25/2035	722,397
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	4.095	2/25/2035	5,969,287
22,755,124	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.64%	2.785	8/25/2035	16,293,427
7,816,433	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 1M Libor + 1.88%	4.020	3/25/2035	4,463,968
2,179,778	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	3.818	6/25/2035	1,495,159
14,001,347	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 1M Libor + 0.61%	2.628	9/25/2035	7,067,854
3,386,929	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	3.135	9/25/2035	1,189,415
2,125,000	Popular ABS Mortgage Pass-Through Trust 2005-C, 1M Libor + 0.70%	2.845	11/25/2035	1,855,095
6,476,534	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	2.518	5/25/2036	3,831,554
9,565,680	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	2.328	6/25/2047	6,371,758
6,343,758	Quest Trust, 1M Libor + 3.23%, 144A	5.243	6/25/2034	5,108,493
6,000,000	Quest Trust, 1M Libor + 3.53%, 144A	5.543	9/25/2034	5,290,376
5,943,018	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	3.268	2/25/2037	3,809,956
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%, 144A	4.018	1/25/2046	4,357,529
1,752,303	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	3.018	3/25/2037	1,346,328
17,557,502	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	4.268	9/25/2047	12,424,171
2,304,711	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.80%	3.818	5/25/2035	1,161,627
250,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	3.138	8/25/2035	237,758
11,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	2.718	9/25/2035	10,000,914
4,098,954	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	2.963	11/25/2035	2,356,075
3,076,562	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	2.618	9/25/2035	2,334,211
3,959,691	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54%	2.558	2/25/2036	2,594,081
15,660,659	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	2.378	3/25/2036	12,947,526
2,103,335	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	2.428	1/25/2036	1,072,319
3,467,431	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	2.398	7/25/2036	2,391,982
7,915,638	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	2.398	8/25/2036	6,687,321
14,326,143	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	2.398	7/25/2034	10,900,073
3,282,616	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	3.788	7/25/2034	2,819,592
14,338,088	RASC Series 2005-AHL3 Trust, 1M Libor + 0.44%	2.458	11/25/2035	10,637,763
1,860,913	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	6.518	3/25/2035	1,576,755
3,087,868	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	2.738	9/25/2035	2,132,901
1,294,233	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	3.893	2/25/2035	1,133,370
3,448,000	RASC Series 2005-KS5 Trust, 1M Libor + 1.88%	3.893	6/25/2035	3,190,318
1,407,382	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	4.568	7/25/2035	1,242,379
2,497,074	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	3.268	10/25/2035	790,666
5,480,707	RASC Series 2005-KS12 Trust, 1M Libor + 0.67%	2.688	1/25/2036	4,883,579
2,648,104	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	2.488	1/25/2036	1,321,427
10,401,507	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	2.438	2/25/2036	6,947,666
9,032,591	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	2.348	4/25/2036	6,777,232
8,780,890	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	2.298	6/25/2036	6,638,829
7,267,179	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%, 144A	2.548	2/25/2036	6,265,979
5,156,121	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	2.518	3/25/2036	3,438,807
8,815,899	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	2.318	6/25/2036	7,710,284
7,407,958	RASC Series 2006-KS8 Trust, 1M Libor + 0.29%	2.308	10/25/2036	6,260,986
16,074,000	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	2.258	1/25/2037	11,483,984
22,176,235	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	2.278	2/25/2037	17,313,002
552,848	Renaissance Home Equity Loan Trust 2003-2, (B)	4.616	8/25/2033	538,485
6,277,708	Renaissance Home Equity Loan Trust 2004-3, (B)	5.284	11/25/2034	6,329,644
13,363,529	Renaissance Home Equity Loan Trust 2005-1, (B)	5.405	5/25/2035	2,598,309
9,693,470	Renaissance Home Equity Loan Trust 2005-2, (B)	5.101	8/25/2035	3,030,749
277,283	RFMSI Series 2005-SA1 Trust, (A)	4.477	3/25/2035	184,851
309,209	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	6.645	10/25/2033	234,000
107,021	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	5.070	12/25/2033	90,899
2,309,753	Saxon Asset Securities Trust 2004-2, (B)	6.000	8/25/2035	2,032,332
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	2.723	10/25/2035	1,830,872
4,501,466	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	2.638	11/25/2037	2,382,158
9,935,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	2.318	9/25/2036	8,922,746
8,483,585	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	2.338	9/25/2036	5,581,318
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	2.945	9/25/2047	16,557,690
36,690,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	2.945	9/25/2047	29,053,531
4,735,964	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	3.045	9/25/2047	327,978
10,935,000	Saxon Asset Securities Trust 2007-4,1M Libor + 3.00%, 144A	5.018	12/25/2037	5,563,367
5,843,000	Seasoned Credit Risk Transfer Trust Series 2017-1, (A) 144A	4.000	1/25/2056	5,759,902
8,990,000	Seasoned Credit Risk Transfer Trust Series 2017-1, (A) 144A	4.000	1/25/2056	9,114,317
23,057,000	Seasoned Credit Risk Transfer Trust Series 2017-2, (A) 144A	4.000	8/25/2056	22,748,602
14,275,000	Seasoned Credit Risk Transfer Trust Series 2017-3, (A) 144A	4.750	7/25/2056	14,353,904
21,775,000	Seasoned Credit Risk Transfer Trust Series 2018-1, (A)	4.750	5/25/2057	22,264,156

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
16,000,000	Seasoned Credit Risk Transfer Trust Series 2018-3, (A) 144A	4.750	8/25/2057	$16,354,702
19,442,000	Seasoned Credit Risk Transfer Trust Series 2018-4, 144A	4.750	11/25/2057	19,502,854
7,150,000	Seasoned Credit Risk Transfer Trust Series 2019-1, (A) 144A	4.750	7/25/2058	7,120,453
11,500,000	Seasoned Credit Risk Transfer Trust Series 2019-2, (A) 144A	4.750	8/25/2058	11,674,041
695,690	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	3.848	1/25/2035	633,728
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	3.226	10/25/2035	6,041,864
7,964,527	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	3.271	10/25/2035	858,782
3,000,000	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 1M Libor + 1.20%	3.345	10/25/2035	1,727,836
1,500,000	Security National Mortgage Loan Trust 2005-2, (A)	7.149	2/25/2035	1,223,596
1,534,803	Security National Mortgage Loan Trust Adj%	2.418	2/25/2035	1,434,425
1,673,305	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	2.794	11/20/2034	1,492,223
19,315,926	Sequoia Mortgage Trust 2004-10, (A)	0.566	11/20/2034	229,103
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	3.030	10/25/2035	5,180,680
1,415,765	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	4.095	4/25/2035	1,344,984
1,300,715	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	3.368	4/25/2035	1,273,161
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	2.970	6/25/2035	4,098,772
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	3.195	6/25/2035	1,792,085
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	3.120	8/25/2035	6,699,067
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	2.825	11/25/2035	984,942
6,530,697	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	2.695	12/25/2035	2,798,385
9,457,219	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	2.555	2/25/2036	4,094,074
1,403,364	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	2.395	10/25/2036	1,200,289
49,700,796	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	2.318	5/25/2036	39,740,881
52,053,751	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	2.268	7/25/2036	31,234,239
4,649,761	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.39%	2.603	12/25/2036	4,245,133
21,989,750	Specialty Underwriting & Residential Finance Trust Series 2006-BC3, 1M Libor + 0.15%	2.295	6/25/2037	14,620,497
5,445,797	STACR Trust 2018-DNA2, 1M Libor + 0.80%, 144A	2.818	12/25/2030	5,452,721
8,500,000	STACR Trust 2018-HRP1, 1M Libor + 3.75%	5.768	4/25/2043	8,853,321
10,000,000	STACR Trust 2018-HRP2, 1M Libor + 2.40%, 144A	4.418	2/25/2047	10,224,760
4,000,000	STACR Trust 2018-HRP2, 1M Libor + 4.20%, 144A	6.218	2/25/2047	4,234,859
2,400,000	STACR Trust 2018-HRP2, 1M Libor + 10.50%, 144A	12.518	2/25/2047	2,667,814
3,130,599	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	3.870	12/25/2034	2,734,582
22,585,461	Structured Asset Investment Loan Trust 2005-1, 1M Libor + 1.14%, 144A	3.285	2/25/2035	18,064,608
12,043,575	Structured Asset Investment Loan Trust 2005-5, 1M Libor + 0.98%	3.120	6/25/2035	10,368,387
10,450,247	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	3.120	7/25/2035	8,467,042
9,158,161	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	2.895	10/25/2035	7,535,263
2,956,043	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	2.925	7/25/2035	2,055,500
35,000,000	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.74%	2.753	9/25/2035	32,593,866
226,561	Structured Asset Mortgage Investments II Trust 2004-AR5, (A)	3.674	10/19/2034	223,683
2,166,048	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	2.882	2/19/2033	1,704,951
6,875,634	Structured Asset Securities ADJ%	2.968	2/25/2036	4,648,632
2,767,477	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	4.095	2/25/2035	2,286,164
1,628,177	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	2.895	2/25/2035	1,401,123
478,047	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	3.923	2/25/2035	487,956
2,847,846	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 0.70%	2.845	5/25/2035	2,723,968
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%	5.768	7/25/2035	1,311,652
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 1M Libor + 3.75%	5.768	11/25/2035	2,323,908
20,846,196	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, 1M Libor + 0.30%	2.445	4/25/2036	17,283,971
10,919,018	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%	2.445	8/25/2046	7,610,544
17,510,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2, 1M Libor + 2.25%, 144A	4.268	8/25/2037	17,454,525
7,904,790	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	2.880	1/25/2037	6,252,104
10,760,325	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	2.505	7/25/2037	8,583,078
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	2.415	7/25/2037	5,320,984
5,740,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	3.645	10/25/2038	5,459,770
2,963,473	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	3.345	4/25/2036	2,960,915
646,409	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	3.018	6/25/2044	502,264
36,387,000	Towd Point Mortgage Trust 2016-4, 144A (A)	4.030	7/25/2056	36,890,207
20,108,000	Towd Point Mortgage Trust 2016-5, 144A (A)	3.797	10/25/2056	19,199,762
38,592,000	Towd Point Mortgage Trust 2017-2, 144A (A)	4.181	4/25/2057	38,498,519
10,000,000	Towd Point Mortgage Trust 2017-3, 144A (A)	4.045	7/25/2057	10,430,810
23,598,000	Towd Point Mortgage Trust 2017-3, 144A (A)	4.045	7/25/2057	23,121,902
26,049,000	Towd Point Mortgage Trust 2017-6, 144A (A)	3.554	10/25/2057	25,052,364
23,229,000	Towd Point Mortgage Trust 2018-1, 144A (A)	4.025	1/25/2058	23,611,302
10,000,000	Towd Point Mortgage Trust 2019-3, 144A (A)	4.250	2/25/2059	10,785,559
757,000	Truman Capital Mortgage Loan T Adj%, 144A	5.518	3/25/2037	813,705
213,959	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	2.405	11/25/2042	215,242
1,457,532	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 1M Libor + 4.50%	4.499	10/25/2033	1,373,593
2,376,784	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	2.685	4/25/2036	822,542

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.1% (continued)
6,961,720	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	2.595	5/25/2036	$5,066,150
10,258,943	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	2.495	7/25/2036	7,579,682
10,468,723	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	2.288	1/25/2037	8,059,718
586,725	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, (A)	5.025	6/25/2034	593,318
2,250,894	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, (A)	4.995	6/25/2035	2,011,341
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,985,885,009)			3,307,561,467

	PRIVATE PLACEMENT - 0.0%
72,500	AMUR Finance Company, Inc. ^ (Cost $72,500)	15.000	1/10/2020	72,500

	REAL ESTATE INVESTMENT TRUSTS - 0.7%
597,289	American Homes 4 Rent			15,463,812
320,358	Invitation Homes, Inc.			9,485,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,157,957)			24,949,612

	TOTAL INVESTMENTS - 95.0% (Cost - $3,014,510,825)			$3,340,552,991
	OTHER ASSETS LESS LIABILITIES - 5.0%			175,995,870
	TOTAL NET ASSETS - 100.0%			$3,516,548,861

**	Illiquid security. Total illiquid securities represents 0.10% of net assets as of September 30, 2019.

^	Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.

(A)	Variable rate security.

(B)	STEP Coupon Bond

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2019, 144A securities amounted to $969,305,468 or 27.56% of net assets.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

		Notional	Exercise
	Contracts	Amount	Price	Expiration	Value
PURCHASED CALL OPTIONS - 0.4%
S&P500 EMINI	108	$16,740,000	$3,100.00	11/1/2019	$17,010
S&P EMINI 3rd week	108	16,902,000	3,130.00	11/18/2019	23,220
TOTAL PURCHASED CALL OPTIONS (Cost $126,820)					40,230

TOTAL PURCHASED OPTIONS (Cost $126,820)					40,230

Shares
	SHORT-TERM INVESTMENTS - 87.7%
	MONEY MARKET FUND - 3.2%
330,974	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 2.31% *#			330,974

Principal ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 84.5%

1,400,000	United States Treasury Bill #	0.000	10/10/2019	1,399,383
1,000,000	United States Treasury Bill #	0.000	11/7/2019	998,237
1,500,000	United States Treasury Bill #	0.000	12/5/2019	1,495,178
1,100,000	United States Treasury Bill #	0.000	3/26/2020	1,090,414
1,000,000	United States Treasury Bill	0.000	4/23/2020	989,914
1,000,000	United States Treasury Bill	0.000	5/21/2020	988,577
1,000,000	United States Treasury Bill	0.000	6/18/2020	987,254
900,000	United States Treasury Bill	0.000	7/16/2020	887,275
				8,836,232

	TOTAL SHORT- TERM INVESTMENTS (Cost $9,161,663)			9,167,206

	TOTAL INVESTMENTS - 88.1% (Cost - $9,288,483)			$9,207,436
	SECURITIES SOLD SHORT - (1.6)% (Proceeds - $265,009)			(164,052)
	OPTIONS WRITTEN - (0.4) % (Proceeds - $136,543)			(44,340)
	OTHER ASSETS LESS LIABILITIES - 13.9%			1,452,654
	NET ASSETS - 100%			$10,451,698

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Value
	SECURITY SOLD SHORT - (1.6)%
	EXCHANGE TRADED FUND - (1.6)%
	SPECIALTY - (1.6)%
6,300	ProShares Ultra VIX Short-Term Futures ETF (Proceeds $265,009)	$164,052

		Notional	Exercise
	Contracts	Amount	Price	Expiration	Value
WRITTEN CALL OPTIONS - (0.3)%
S&P EMINI 1st week	144	$22,320,000	$3,100.00	10/7/2019	$360
S&P EMINI 2nd week	144	22,140,000	3,075.00	10/14/2019	3,600
S&P500 EMINI	216	34,020,000	3,150.00	11/1/2019	9,180
S&P EMINI 3rd week	216	34,344,000	3,180.00	11/18/2019	16,740
TOTAL WRITTEN CALL OPTIONS (Proceeds $110,890)					29,880

WRITTEN PUT OPTIONS - (0.1)%
E-MINI SP W Week	72	9,810,000	2,725.00	10/3/2019	180
E-MINI SP W Week	36	4,878,000	2,710.00	10/3/2019	90
E-MINI SP W Week	36	4,932,000	2,740.00	10/3/2019	180
E-MINI SP W Week	36	4,950,000	2,750.00	10/3/2019	180
S&P EMINI 1st week	177	23,718,000	2,680.00	10/7/2019	1,770
S&P EMINI 1st week	108	14,499,000	2,685.00	10/7/2019	1,080
S&P EMINI 1st week	36	4,905,000	2,725.00	10/7/2019	450
E-MINI SP M Week	180	25,155,000	2,795.00	10/8/2019	6,750
E-MINI SP M Week	72	10,008,000	2,780.00	10/8/2019	2,340
E-MINI SP M Week	36	5,040,000	2,800.00	10/8/2019	1,440
TOTAL WRITTEN PUT OPTIONS (Proceeds $25,653)					14,460

TOTAL WRITTEN OPTIONS (Proceeds $136,543)					44,340

Open Long Future				Unrealized Appreciation/
Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
8	CBOE VIX Future	Oct-19	$137,000	$(490)
19	S&P500 E-Mini Future	Dec-19	2,829,575	(21,612)
				(22,102)

Open Short Future				Unrealized Appreciation/
Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
(8)	CBOE VIX Future	Nov-19	(146,200)	$40
	Net Unrealized Depreciation from Open Futures Contracts			(22,062)

^	Zero Coupon Bonds.

#	All or a portion of this investment is segregated as collateral for option contracts and future contracts.

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCKS - 92.6%
	AEROSPACE & DEFENSE - 2.3%
12,500	Aerovironment, Inc.*	$669,500

	ELECTRICAL EQUIPMENT - 19.4%
20,000	Allied Motion Technologies, Inc.	706,200
8,000	Ametek, Inc.	734,560
35,000	CyberOptics Corp. *	501,200
1,500	Keyence Corp.	928,522
10,800	Koh Young Technology, Inc.	802,675
9,945	Novanta, Inc. *	812,705
10,699	Renishaw PLC	483,076
5,000	Rockwell Automation, Inc.	824,000
		5,792,938
	HARDWARE - 3.0%
6,700	Nidec Corp.	900,153

	MACHINERY - 30.6%
40,509	ATS Automation Tooling Systems, Inc. *	554,092
15,000	Daifuku Co Ltd.	773,074
5,000	FANUC Corp.	941,013
1,500,000	Fastbrick Robotics Ltd. *	66,771
32,062	GEA Group AG	865,811
20,000	Harmonic Drive Systems, Inc.	869,766
21,419	Isra Vision AG	899,481
5,550	Kardex AG	766,976
16,400	Omron Corp.	896,822
50,000	Sandvik AB	779,840
50,000	Scott Technology Ltd.	78,381
25,100	SFA Engineering Corp.	885,524
20,000	Yaskawa Electric Corp.	733,750
		9,111,301
	MEDIA - 2.6%
50,000	RPA Holdings, Inc. *	785,103

	MEDICAL EQUIPMENT & DEVICES - 13.1%
175,000	Accuray, Inc. *	484,750
35,000	Elekta AB	461,700
15,000	Globus Medical, Inc. *	766,800
2,000	Intuitive Surgical, Inc. *	1,079,860
110,000	Stereotaxis, Inc. *	386,100
3,077	Tecan Group AG	735,653
		3,914,863

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Value
	SEMICONDUCTORS - 8.3%
25,000	Brooks Automation, Inc.	$925,750
45,000	Infineon Technologies AG	810,062
7,500	Xilinx, Inc.	719,250
		2,455,062
	SOFTWARE - 13.3%
25,000	Blue Prism Group PLC *	292,671
10,000	Manhattan Associates, Inc.*	806,700
50,000	Nuance Communications, Inc. *	815,500
15,000	Omnicell, Inc. *	1,084,050
7,000	Synopsys, Inc. *	960,750
		3,959,671

	TOTAL COMMON STOCKS - (Cost $27,381,064)	27,588,591

	TOTAL INVESTMENTS - 92.6% (Cost $27,381,064)	$27,588,591
	OTHER ASSETS LESS LIABILITIES - 7.4%	2,208,629
	NET ASSETS - 100%	$29,797,220

*	Non-income producing security

AB - Aktiebolag

AG - Aktiengesellschaft

OYJ - Julkinen osakeyhtiö

PLC - Public Limited Company

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCKS - 42.7%
	ASSET MANAGEMENT - 0.1%
7,800	Matsui Securities Co. Ltd.	$65,532

	AUTOMOTIVE - 2.6%
18,607	Fiat Chrysler Automobiles NV *	240,828
13,842	General Motors Co.	518,798
22,394	Peugeot SA	558,591
19,900	Sumitomo Electric Industries Ltd.	252,444
		1,570,661
	BANKING - 1.0%
8,221	Citigroup, Inc.	567,907

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.7%
4,900	Astellas Pharma, Inc.	69,754
985	Eli Lilly & Co.	110,153
1,540	Merck & Co, Inc.	129,637
824	Sanofi	76,412
1,100	Sawai Pharmaceutical Co. Ltd.	56,794
		442,750
	COMMERCIAL SERVICES - 0.2%
2,396	Compass Group PLC	61,798
800	Secom Co. Ltd.	72,972
		134,770
	CONSUMER PRODUCTS - 1.0%
1,418	Diageo PLC	58,241
859	Hershey Co.	133,136
269	L’Oreal SA	75,340
2,378	Mondelez International, Inc.	131,551
9,700	Nippon Suisan Kaisha Ltd.	54,839
1,229	Procter & Gamble Co.	152,863
		605,970
	DISTRIBUTORS - CONSUMER STAPLES - 1.9%
85,300	Marubeni Corp.	566,457
13,000	Mitsubishi Corp.	318,880
91,300	Sojitz Corp.	283,003
		1,168,340
	DISTRIBUTORS - DISCRETIONARY - 0.5%
2,165	Bunzl PLC	56,694
22,800	Kanematsu Corp.	256,111
		312,805

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Value
	ELECTRICAL EQUIPMENT - 0.1%
1,500	Mitsubishi Heavy Industries Ltd.	$58,737

	ENGINEERING & CONSTRUCTION SERVICES - 1.0%
8,374	Bouygues SA	335,503
2,169	Ferrovial SA	62,687
12,600	Nishimatsu Construction Co. Ltd.	234,337
		632,527
	GAMING, LODGING, & RESTAURANTS - 0.2%
623	McDonald’s Corp.	133,764

	HARDWARE - 3.9%
26,700	Konica Minolta, Inc.	185,782
9,855	Seagate Technology PLC	530,100
11,109	Western Digital Corp.	662,541
33,253	Xerox Holdings Corp.	994,597
		2,373,020
	HEALTH CARE FACILITIES & SERVICES - 1.0%
11,322	Cardinal Health, Inc.	534,285
3,000	Toho Holdings Co. Ltd.	69,424
		603,709
	HOME & OFFICE PRODUCTS - 1.7%
21,900	Haseko Corp.	254,917
15,300	Iida Group Holdings Co. Ltd.	248,877
3,423	Whirlpool Corp.	542,066
		1,045,860
	INDUSTRIAL SERVICES - 0.5%
20,500	Sumitomo Corp.	320,185

	INSURANCE - 7.2%
66,061	Aegon NV	274,899
13,506	Assicurazioni Generali SpA	261,797
57,624	Aviva PLC	283,543
1,135	Cincinnati Financial Corp.	132,420
13,731	CNP Assurances	265,410
868	Hannover Rueck SE	146,770
8,791	Lincoln National Corp.	530,273
11,260	MetLife, Inc.	531,022
9,000	MS&AD Insurance Group Holdings, Inc.	291,464
22,535	Poste Italiane SpA	256,241
5,907	Prudential Financial, Inc.	531,335
6,395	Scor SE	264,163
825	Swiss Life Holding AG	394,732
1,300	Tokio Marine Holdings, Inc.	69,514
2,068	TRYG A/S	59,275
172	Zurich Insurance Group AG	65,892
		4,358,750

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Value
	IRON & STEEL - 3.3%
11,265	Anglo American PLC	$259,757
9,500	Hanwa Co Ltd.	259,662
14,900	JFE Holdings, Inc.	179,227
23,000	Mitsui & Co. Ltd.	376,257
14,700	Nippon Steel & Sumitomo Metal Corp.	204,773
8,853	Nucor Corp.	450,706
4,867	Rio Tinto PLC	252,439
		1,982,821
	LEISURE PRODUCTS - 0.1%
500	Shimano, Inc.	75,318

	MEDICAL EQUIPMENT & DEVICES - 0.1%
2,588	Smith & Nephew PLC	62,476

	OIL, GAS, & COAL - 5.9%
39,735	BP PLC	252,564
4,167	Chevron Corp.	494,206
17,158	Eni SpA	262,515
12,158	Equinor ASA	231,560
6,300	Idemitsu Kosan Co. Ltd.	178,085
31,900	Itochu Corp.	658,514
44,300	JXTG Holdings, Inc.	201,835
5,071	Phillips 66	519,270
16,387	Repsol SA	256,186
8,885	Royal Dutch Shell PLC	262,338
5,023	Total SA	262,222
		3,579,295
	PASSENGER TRANSPORTATION - 3.0%
300	Central Japan Railway Co.	61,679
19,128	Delta Air Lines, Inc.	1,101,773
35,537	International Consolidated Airlines Group SA	208,013
2,500	Keio Corp.	155,679
1,800	Keisei Electric Railway Co, Ltd.	74,032
1,500	Kintetsu Group Holdings Co, Ltd.	78,140
3,400	Odakyu Electric Railway Co, Ltd.	81,418
2,500	Sotetsu Holdings, Inc.	65,302
		1,826,036

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Value
	REAL ESTATE - 2.8%
1,247	American Tower Corp.	$275,749
634	AvalonBay Communities, Inc.	136,519
933	Crown Castle International Corp.	129,696
1,441	Deutsche Wohnen AG	52,612
1,528	Equity Residential	131,805
1,123	Extra Space Storage, Inc.	131,189
4,056	HCP, Inc.	144,515
1,015	Mid-America Apartment Communities, Inc.	131,960
470	PSP Swiss Property AG	59,719
1,740	Realty Income Corp.	133,423
538	SBA Communications Corp. *	129,739
2,833	TAG Immobilien AG	64,674
2,803	UDR, Inc.	135,890
331	Warehouses De Pauw	60,768
		1,718,258
	RETAIL - CONSUMER STAPLES - 1.0%
3,400	Aeon Co. Ltd.	62,306
975	Colruyt SA	53,445
2,695	Koninklijke Ahold Delhaize NV	67,444
8,181	Walgreens Boots Alliance, Inc.	452,491
		635,686
	RETAIL - DISCRETIONARY - 0.8%
19,682	Gap, Inc.	341,680
1,150	Genuine Parts Co.	114,529
		456,209
	SPECIALTY FINANCE - 1.8%
31,732	Synchrony Financial	1,081,744

	TECHNOLOGY SERVICES - 0.3%
1,611	Paychex, Inc.	133,343
1,091	Wolters Kluwer NV	79,667
		213,010

	TOTAL COMMON STOCKS - (Cost $26,599,347)	26,026,140

	EXCHANGE TRADED FUNDS - 27.6%
	BRAZIL - 0.3%
4,017	iShares MSCI Brazil ETF	169,236

	COMMUNICATIONS - 0.5%
5,691	Communication Services Select Sector SPDR Fund	281,818

	CONSUMER DISCRETIONARY - 0.5%
2,359	Consumer Discretionary Select Sector SPDR Fund	284,731

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Value
	CONSUMER STAPLES - 0.5%
4,659	Consumer Staples Select Sector SPDR Fund	$286,156

	CORPORATE - 3.2%
10,762	iShares 0-5 Year High Yield Corporate Bond ETF	500,325
3,036	iShares Floating Rate Bond ETF	154,745
10,194	iShares Global High Yield Corporate Bond ETF	497,348
1,209	iShares iBoxx $ Investment Grade Corporate Bond ETF	154,123
5,737	iShares iBoxx High Yield Corporate Bond ETF	500,094
2,893	iShares Short-Term Corporate Bond ETF	155,267
		1,961,902
	FINANCIAL - 0.5%
5,691	Financial Select Sector SPDR Fund	293,440

	FIXED INCOME EMERGING MARKET - 2.0%
13,357	iShares Emerging Markets High Yield Bond ETF	620,967
5,426	iShares JP Morgan USD Emerging Markets Bond ETF	615,037
		1,236,004
	GOVERNMENT - 6.7%
16,009	iShares 1-3 Year Treasury Bond ETF	1,357,883
10,661	iShares 3-7 Year Treasury Bond ETF	1,351,815
11,947	iShares 7-10 Year Treasury Bond ETF	1,343,679
		4,053,377
	GREECE - 0.3%
19,801	Global X MSCI Greece ETF	184,743

	HEALTH CARE - 0.4%
2,816	Health Care Select Sector SPDR Fund	253,806

	INDEX RELATED - 1.2%
14,144	SPDR Bloomberg Barclays Convertible Securities ETF	741,853

	INDONESIA - 0.2%
4,472	iShares MSCI Indonesia ETF	109,430

	INDUSTRIALS - 0.5%
3,727	Industrial Select Sector SPDR Fund	289,327

	INFLATION PROTECTED - 0.5%
1,316	iShares TIPS Bond ETF	153,038
2,832	SPDR FTSE International Government Inflation-Protected Bond ETF	154,927
		307,965

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Value
	INTERNATIONAL - 1.0%
16,285	SPDR S&P International Dividend ETF	$634,301

	LARGE-CAP - 2.1%
28,577	Invesco S&P 500 BuyWrite ETF	618,692
7,244	Vanguard High Dividend Yield ETF	642,760
		1,261,452
	MATERIALS - 0.5%
4,983	Materials Select Sector SPDR Fund	290,011

	MUNICIPALS - 0.2%
1,349	iShares National Muni Bond ETF	153,921

	PHILIPPINES - 0.3%
5,284	iShares MSCI Philippines ETF	176,750

	PREFERRED - 0.6%
10,026	iShares Preferred & Income Securities ETF	376,276

	REAL ESTATE - 2.3%
7,933	iShares Mortgage Real Estate ETF	334,217
7,220	Real Estate Select Sector SPDR Fund	284,035
6,457	Vanguard Global ex-U.S. Real Estate ETF	378,316
4,057	Vanguard Real Estate ETF	378,315
		1,374,883
	RUSSIA - 0.3%
8,175	VanEck Vectors Russia ETF	186,472

	TAIWAN - 0.3%
5,214	iShares MSCI Taiwan ETF	189,581

	TECHNOLOGY - 0.5%
3,547	Technology Select Sector SPDR Fund	285,640

	THAILAND - 0.3%
2,022	iShares MSCI Thailand ETF	179,351

	TURKEY - 0.3%
7,541	iShares MSCI Turkey ETF	201,496

	UNCLASSIFIED - 1.2%
32,972	Invesco Senior Loan ETF	744,838

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares				Value
	UTILITIES - 0.4%
4,528	Utilities Select Sector SPDR Fund			$293,143

	TOTAL EXCHANGE TRADED FUNDS - (Cost $16,443,838)			16,801,903

Principal ($)		Coupon Rate (%)	Maturity
	SHORT TERM INVESTMENTS - 16.8%
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 16.8%

4,700,000	United States Treasury Bill	0.000	10/3/2019	4,699,574
3,500,000	United States Treasury Bill	0.000	10/8/2019	3,498,642
2,000,000	United States Treasury Bill	0.000	10/22/2019	1,997,722
				10,195,938

	TOTAL SHORT- TERM INVESTMENTS (Cost $10,195,841)			10,195,938

	TOTAL INVESTMENTS - 87.1% (Cost $53,239,026)			$53,023,981
	OTHER ASSETS LESS LIABILITIES - 12.9%			7,880,709
	NET ASSETS - 100%			$60,904,690

*	Non-Income Producing Security

^	Zero Coupon Bonds

AG - Aktiengesellschaft

A/S - Anonim Sirketi

ASA - Allmennaksjeselskap

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Société Anonyme

SE - Societas Europaea

S.p.A - Societa per azioni

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

				Unrealized
Open Long Future				Appreciation/
Contracts	Description	Expiration	Notional Value	(Depreciation)
25	3 Mo Euro (Euribor)	Dec-19	$7,137,312	$14,987
25	3 Mo Euro (Euribor)	Mar-20	7,038,492	14,104
25	3 Mo Euro (Euribor)	Jun-20	7,039,266	3,724
59	90 Day Euro$ Future	Dec-19	14,353,163	107,738
52	90 Day Euro$ Future	Mar-20	12,678,825	104,075
40	90 Day Euro$ Future	Jun-20	9,856,400	(11,900)
42	90 Day Sterling Future	Dec-19	6,716,703	16,881
37	90 Day Sterling Future	Mar-20	6,028,996	11,636
40	90 Day Sterling Future	Jun-20	6,126,381	(308)
67	Bankers Acceptance Future	Dec-19	12,099,985	37,897
57	Bankers Acceptance Future	Mar-20	10,365,700	(8,015)
72	CAN 10YR Bond Future	Dec-19	7,851,183	(126,775)
41	Euro Bund Future	Dec-19	7,933,929	(103,240)
31	Gasoline RBOB +	Mar-20	2,073,208	(91,695)
14	Gold 100 oz +	Dec-19	2,121,570	(59,510)
5	Japan 10y Bonds (OSE)	Dec-19	7,241,041	(7,929)
42	Japan Yen Curreny future	Dec-19	4,918,725	(37,275)
48	Long Gilt Future	Dec-19	7,901,501	8,459
77	Natural Gas Future +	Mar-20	1,993,490	(65,410)
26	NY Harbor Future +	Mar-20	2,032,430	(18,346)
60	US 10YR NOTE (CBT)	Dec-19	7,857,654	(38,904)
37	WTI Crude Future +	Mar-20	2,010,720	(53,420)
Net Unrealized Depreciation from Open Long Futures Contracts				$(303,226)

+	All of this investment is a holding of the AlphaCentric Symmetry Fund Limited.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

				Unrealized
Open Long Future				Appreciation/
Contracts	Description	Expiration	Notional Value	(Depreciation)
(75)	AUD/USD Currency Future	Dec-19	$(5,158,500)	$82,500
(41)	C$ Currency Future	Dec-19	(3,111,285)	10,455
(40)	CHF Currency Future	Dec-19	(5,083,756)	42,756
(33)	Copper Future +	Dec-19	(2,092,950)	(34,312)
(114)	Corn Future+	Dec-19	(2,066,675)	(144,925)
(111)	Corn Future+	Mar-20	(2,121,350)	(95,875)
(64)	EURO FX Currency Future	Dec-19	(8,908,500)	138,500
(2)	Gasoline RBOB +	Dec-19	(120,775)	(7,669)
(92)	GBP Currency Future	Dec-19	(7,128,581)	37,681
(52)	Japan Yen Curreny future	Dec-19	(6,046,755)	3,055
(51)	Live Cattle Future +	Dec-19	(2,140,580)	(109,540)
(47)	Live Cattle Future +	Feb-20	(2,071,930)	(120,620)
(85)	Natural Gas Future +	Dec-19	(2,040,680)	(87,720)
(1)	Norwegian Krone Currency Future	Dec-19	(223,000)	2,880
(25)	NY Harbor Future +	Dec-19	(1,943,739)	(39,081)
(49)	Soybean Future +	Nov-19	(2,156,700)	(63,000)
(46)	Soybean Future +	Mar-20	(2,074,025)	(64,975)
(313)	Sugar #11 (World) Future+	Mar-20	(4,443,432)	8,848
(91)	Wheat Future (CBT)+	Dec-19	(2,198,763)	(56,900)
(35)	WTI Crude Future+	Dec-19	(1,879,130)	(10,170)
Net Unrealized Depreciation from Open Long Futures Contracts				$(508,112)

Net Unrealized Depreciation from Open Futures Contracts				$(811,338)

+	All of this investment is a holding of the AlphaCentric Symmetry Fund Limited.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

CREDIT DEFAULT SWAPS

							Premiums	Unrealized
		Buy/Sell	Fixed Rate	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Date	Amount	Value	(Received)	(Depreciation)

Credit Suisse	CDX EM32 5Y DEC	Sell	1.00%	12/20/2024	(618,500)	(31,605)	$—	$(151)
Credit Suisse	CDX HY 33	Sell	0.00%	12/20/2024	(495,000)	32,920	—	(307)
Credit Suisse	CDX IG 33 5Y DEC	Sell	1.00%	12/20/2024	(154,500)	3,052	—	(45)
Credit Suisse	ITRX EUR 32 DEC	Sell	5.00%	12/20/2024	(140,500)	3,576	—	(28)
Credit Suisse	XOVER 32 DEC	Sell	5.00%	6/20/2024	(450,500)	63,652	—	(2,977)
	Net Unrealized Depreciation on Swap Contracts						$—	$(3,508)

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

	AlphaCentric	AlphaCentric	AlphaCentric	AlphaCentric
	Income	Premium	Robotics and	Symmetry
	Opportunities	Opportunity	Automation	Strategy Fund
	Fund	Fund	Fund	(Consolidated)
ASSETS
Investment securities:
Investments, at cost	$3,014,510,825	$9,288,483	$27,381,064	$53,239,026
Investments, at value	$3,340,552,991	$9,207,436	$27,588,591	$53,023,981
Cash & Cash Equivalents	167,475,570	847,223	2,208,041	5,019,481
Deposits with broker for futures	—	635,991	—	3,704,338
Deposit with broker for swaps	—	—	—	75,041
Foreign Cash (Cost $1,346)	—	—	—	658
Receivable for securities sold	—	—	712,785	—
Receivable for Fund shares sold	9,854,443	12,500	3,690	6,469,597
Dividends and interest receivable	4,839,009	1,928	55,097	151,454
Unrealized appreciation on open short futures contracts	—	40	—	—
Prepaid expenses and other assets	286,382	3,594	27,232	—
TOTAL ASSETS	3,523,008,395	10,708,712	30,595,436	68,444,550

LIABILITIES
Securities sold short, at value (Proceeds $265,009)	—	164,052	—	—
Payable for investments purchased	—	—	711,615	6,599,883
Unrealized depreciation on swap contracts	—	—	—	3,508
Unrealized depreciation on open long/short futures contracts		22,102		811,338
Options Written (Proceeds $136,543)	—	44,340	—	—
Payable for Fund shares repurchased	2,298,558	—	56,997	—
Management fees payable	3,720,103	6,265	18,419	84,151
Distribution (12b-1) fees payable	232,278	721	—	—
Fees payable to other related parties	78,438	850	1,061	594
Administration fees payable	100,196	1,285	1,317	724
Accrued Trustees fees and expenses	3,512	2,023	2,006	1,450
Accrued expenses and other liabilities	26,449	15,376	6,801	38,212
TOTAL LIABILITIES	6,459,534	257,014	798,216	7,539,860
NET ASSETS	$3,516,548,861	$10,451,698	$29,797,220	$60,904,690

Composition of Net Assets:
Paid in capital	$3,311,015,379	$11,856,691	$32,956,796	$61,110,288
Accumulated income (loss)	205,533,482	(1,404,993)	(3,159,576)	(205,598)
NET ASSETS	$3,516,548,861	$10,451,698	$29,797,220	$60,904,690

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2019

	AlphaCentric		AlphaCentric		AlphaCentric		AlphaCentric
	Income		Premium		Robotics and		Symmetry
	Opportunities		Opportunity		Automation		Strategy Fund
	Fund		Fund		Fund		(Consolidated)
Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$387,784,202		$1,361,220		$4,623,092		$995
Shares of beneficial interest outstanding (a)	30,139,140		69,870		424,317		89
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.87		$19.48		$10.90		$11.22	*
Maximum offering price per share	$13.51	(c)	$20.67	(b)	$11.56	(b)	$11.90	(b)*

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$125,777,652		$2,499		$1,054,032		$993
Shares of beneficial interest outstanding (a)	9,812,740		130		98,467		89
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$12.82		$19.22		$10.70		$11.20	*

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$3,002,987,007		$9,087,979		$24,120,096		$60,902,702
Shares of beneficial interest outstanding (a)	233,089,284		460,292		2,199,320		5,428,384
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$12.88		$19.74		$10.97		$11.22

*	NAV may not recalculate due to rounding of shares

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months and Period Ended September 30, 2019

	AlphaCentric	AlphaCentric	AlphaCentric	AlphaCentric
	Income	Premium	Robotics and	Symmetry Strategy
	Opportunities	Opportunity	Automation	Fund
	Fund	Fund	Fund	(Consolidated)*
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net tax witholding of $10,461 and $14,885, respectively)	$169,022	$—	$107,581	$277,350
Interest	40,847,780	108,569	25,434	46,622
TOTAL INVESTMENT INCOME	41,016,802	108,569	133,015	323,972

EXPENSES
Management fees	22,311,100	84,058	166,226	143,885
Distribution (12b-1) fees:
Class A	424,675	2,078	5,788	1
Class C	546,244	173	4,646	1
Shareholder servicing fees	1,001,343	4,563	11,206	110
Administrative fees	593,863	9,734	14,870	3,443
MFund service fees	450,872	3,948	6,496	2,352
Registration fees	83,275	16,044	19,494	685
Custodian fees	60,387	2,406	6,598	1,074
Printing and postage expenses	57,456	2,006	4,012	3,128
Insurance expense	50,410	157	501	209
Compliance officer fees	39,744	4,221	6,626	1,933
Audit fees	19,754	6,769	8,023	3,857
Legal fees	17,644	6,518	6,542	5,213
Trustees fees and expenses	4,908	5,415	5,490	1,450
Broker expense	—	6,913	—	1,228
Other expenses	58,380	1,449	1,449	626
TOTAL EXPENSES	25,720,055	156,452	267,967	169,195

Less: Fees waived by the Manager	(2,551,646)	(51,604)	(71,094)	(4,352)
NET EXPENSES	23,168,409	104,848	196,873	164,843

NET INVESTMENT INCOME (LOSS)	17,848,393	3,721	(63,858)	159,129

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	8,094,473	(569,495)	(1,156,814)	(824,285)
Investments, Securities sold short	—	17,246	—	—
Foreign Currencies Translation	—	—	(1,227)	—
Futures Contracts	—	(102,105)	—	1,485,785
Swap Contracts	—	—	—	3,533
Options Written	—	1,032,818	—	—
	8,094,473	378,464	(1,158,041)	665,033
Net change in unrealized appreciation (depreciation) on:
Investments	183,386,401	111,537	(192,365)	(215,045)
Investments, Securities sold short	—	46,289	—	—
Foreign Currencies Translation	—	—	35	131
Futures Contracts	—	(21,512)	—	(811,338)
Options Written	—	(138,592)	—	—
Swap Contracts	—	—	—	(3,508)
	183,386,401	(2,278)	(192,330)	(1,029,760)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	191,480,874	376,186	(1,350,371)	(364,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,329,267	$379,907	$(1,414,229)	$(205,598)

*	AlphaCentric Symmetry Strategy Fund commenced operations as a series of Mutual Fund Series Trust on August 8, 2019.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment income	$17,848,393	$111,849,427
Net realized income (loss) from investments	8,094,473	(54,260,116)
Net change in unrealized appreciation on investments	183,386,401	61,797,651
Net increase in net assets resulting from operations	209,329,267	119,386,962

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	—	(616,256)
Class C (IOFCX)	—	(181,620)
Class I (IOFIX)	—	(3,982,054)
Total distributions paid:
Class A (IOFAX)	(7,809,838)	(15,611,416)
Class C (IOFCX)	(2,153,355)	(3,020,613)
Class I (IOFIX)	(62,417,717)	(94,531,533)
Total distributions to shareholders	(72,380,910)	(117,943,492)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	114,554,291	244,266,206
Class C (IOFCX)	30,627,429	51,192,212
Class I (IOFIX)	1,036,473,126	1,818,168,485
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	7,110,336	14,860,019
Class C (IOFCX)	1,938,928	2,884,456
Class I (IOFIX)	48,768,718	75,867,098
Payments for shares repurchased:
Class A (IOFAX)	(84,158,542)	(218,408,404)
Class C (IOFCX)	(10,448,466)	(12,480,449)
Class I (IOFIX)	(367,593,987)	(1,078,239,707)
Net increase in net assets from shares of beneficial interest	777,271,833	898,109,916

TOTAL INCREASE IN NET ASSETS	914,220,190	899,553,386

NET ASSETS
Beginning of Period	2,602,328,671	1,702,775,285
End of Period	$3,516,548,861	$2,602,328,671

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	9,075,857	19,827,288
Shares Reinvested	563,829	1,211,637
Shares Repurchased	(6,729,360)	(17,822,858)
Net increase in shares of beneficial interest outstanding	2,910,326	3,216,067

Class C (IOFCX):
Shares Sold	2,431,984	4,174,714
Shares Reinvested	154,360	236,015
Shares Repurchased	(835,587)	(1,019,262)
Net increase in shares of beneficial interest outstanding	1,750,757	3,391,467

Class I (IOFIX):
Shares Sold	82,023,398	147,598,053
Shares Reinvested	3,861,360	6,176,663
Shares Repurchased	(29,150,442)	(87,830,097)
Net increase in shares of beneficial interest outstanding	56,734,316	65,944,619

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment income (loss)	$3,721	$(35,488)
Net realized gain from investments, options contracts, foreign currency translations, shorts and futures	378,464	1,278,643
Net change in unrealized depreciation on investments, options contracts, foreign currency translations, shorts and futures	(2,278)	(47,022)
Net increase in net assets resulting from operations	379,907	1,196,133

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	931,537	86,734
Class C (HMXCX)	2,500	—
Class I (HMXIX)	3,279,405	2,280,096
Payments for shares repurchased:
Class A (HMXAX)	(1,224,581)	(1,852,370)
Class C (HMXCX)	(63,726)	(145,878)
Class I (HMXIX)	(1,386,950)	(5,728,476)
Net increase (decrease) in net assets from shares of beneficial interest	1,538,185	(5,359,894)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,918,092	(4,163,761)

NET ASSETS
Beginning of Period	8,533,606	12,697,367
End of Period	$10,451,698	$8,533,606

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	48,174	5,114
Shares Repurchased	(64,083)	(108,322)
Net decrease in shares of beneficial interest outstanding	(15,909)	(103,208)

Class C (HMXCX):
Shares Sold	130	—
Shares Repurchased	(3,398)	(8,492)
Net decrease in shares of beneficial interest outstanding	(3,268)	(8,492)

Class I (HMXIX):
Shares Sold	168,870	130,096
Shares Repurchased	(71,304)	(341,816)
Net increase (decrease) in shares of beneficial interest outstanding	97,566	(211,720)

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment loss	$(63,858)	$(156,206)
Net realized loss from investments and foreign currency translations	(1,158,041)	(2,043,161)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(192,330)	487,861
Net decrease in net assets resulting from operations	(1,414,229)	(1,711,506)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (GNXAX)	—	(157,765)
Class C (GNXCX)	—	(19,136)
Class I (GNXIX)	—	(473,016)
Total distributions to shareholders	—	(649,917)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	1,130,335	2,311,290
Class C (GNXCX)	420,800	748,600
Class I (GNXIX)	12,411,512	11,681,232
Net asset value of shares issued in reinvestment of distributions:
Class A (GNXAX)	—	156,412
Class C (GNXCX)	—	17,136
Class I (GNXIX)	—	428,413
Payments for shares repurchased:
Class A (GNXAX)	(716,448)	(10,273,742)
Class C (GNXCX)	(75,129)	(169,783)
Class I (GNXIX)	(5,144,889)	(7,299,324)
Net increase (decrease) in net assets from shares of beneficial interest	8,026,181	(2,399,766)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,611,952	(4,761,189)

NET ASSETS
Beginning of Period	23,185,268	27,946,457
End of Period	$29,797,220	$23,185,268

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	100,139	194,696
Shares Reinvested	—	16,125
Shares Repurchased	(64,095)	(876,521)
Net increase (decrease) in shares of beneficial interest outstanding	36,044	(665,700)

Class C (GNXCX):
Shares Sold	37,397	64,980
Shares Reinvested	—	1,787
Shares Repurchased	(6,794)	(15,968)
Net increase in shares of beneficial interest outstanding	30,603	50,799

Class I (GNXIX):
Shares Sold	1,109,365	1,000,672
Shares Reinvested	—	43,940
Shares Repurchased	(469,493)	(646,356)
Net increase in shares of beneficial interest outstanding	639,872	398,256

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund (Consolidated)
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2019 *
(Unaudited)
FROM OPERATIONS
Net investment income	$159,129
Net realized gain from investments, futures and swaps	665,033
Net change in unrealized depreciation on investments	(1,029,760)
Net decrease in net assets resulting from operations	(205,598)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	1,000
Class C (SYMCX)	1,000
Class I (SYMIX)	61,331,236
Payments for shares repurchased:
Class I (SYMIX)	(222,948)
Net increase in net assets from shares of beneficial interest	61,110,288

TOTAL INCREASE IN NET ASSETS	60,904,690

NET ASSETS
Beginning of Period	—
End of Period	$60,904,690

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	89
Net increase in shares of beneficial interest outstanding	89

Class C (SYMCX):
Shares Sold	89
Net increase in shares of beneficial interest outstanding	89

Class I (SYMIX):
Shares Sold	5,448,031
Shares Repurchased	(19,647)
Net increase in shares of beneficial interest outstanding	5,428,384

*	AlphaCentric Symmetry Strategy Fund Class A, Class C and Class I commenced operations on August 8, 2019.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30, 2019		March 31,		March 31,		March 31,	March 31,
Class A (IOFAX)	(Unaudited)		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$12.28		$12.23		$11.46		$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.56		0.58		0.50	0.39
Net realized and unrealized gain on investments	0.82		0.08		0.76		0.78	0.69	(8)
Total from investment operations	0.88		0.64		1.34		1.28	1.08
Less distributions from:
Net investment income	(0.29)		(0.57)		(0.57)		(0.53)	(0.35)
Return of capital	—		(0.02)		—		(0.01)	(0.01)
Total distributions	(0.29)		(0.59)		(0.57)		(0.54)	(0.36)
Paid-in-Capital From Redemption Fees	—		—		—		0.00 (9)	—
Net asset value, end of period	$12.87		$12.28		$12.23		$11.46	$10.72
Total return (3)	7.25	% (6)	5.31%		11.91%		12.22%	10.82	% (6)
Net assets, at end of period (000s)	$387,784		$334,481		$293,712		$109,712	$27,654
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.91%		1.92	% (11)	1.97	% (10)	2.08%	2.26%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.74%		1.75	% (11)	1.77	% (10)	1.74%	1.74%
Ratio of net investment income to average net assets (5)(7)	1.02%		4.56%		4.79%		4.39%	4.35%
Portfolio Turnover Rate	3	% (6)	33%		31%		10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class A shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

(10)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(11)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30, 2019		March 31,		March 31,		March 31,	March 31,
Class C (IOFCX)	(Unaudited)		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$12.24		$12.20		$11.43		$10.71	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.47		0.49		0.39	0.34
Net realized and unrealized gain on investments	0.81		0.07		0.77		0.81	0.68	(8)
Total from investment operations	0.83		0.54		1.26		1.20	1.02
Less distributions from:
Net investment income	(0.25)		(0.48)		(0.49)		(0.47)	(0.30)
Return of capital	—		(0.02)		—		(0.01)	(0.01)
Total distributions	(0.25)		(0.50)		(0.49)		(0.48)	(0.31)
Paid-in-Capital From Redemption Fees	—		—		—		0.00 (9)	—
Net asset value, end of period	$12.82		$12.24		$12.20		$11.43	$10.71
Total return (3)	6.80	% (6)	4.50%		11.17	% (10)	11.36%	10.19	% (6)
Net assets, at end of period (000s)	$125,778		$98,682		$56,959		$18,574	$1,118
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.66%		2.68	% (12)	2.72	% (11)	2.83%	3.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.49%		2.50	% (12)	2.52	% (11)	2.49%	2.49%
Ratio of net investment income to average net assets (5)(7)	0.27%		3.80%		4.05%		3.42%	3.78%
Portfolio Turnover Rate	3	% (6)	33%		31%		10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class C shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(12)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30, 2019		March 31,		March 31,		March 31,	March 31,
Class I (IOFIX)	(Unaudited)		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$12.30		$12.25		$11.47		$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.59		0.62		0.52	0.43
Net realized and unrealized gain on investments	0.81		0.08		0.76		0.80	0.67	(8)
Total from investment operations	0.89		0.67		1.38		1.32	1.10
Less distributions from:
Net investment income	(0.31)		(0.60)		(0.60)		(0.56)	(0.37)
Return of capital	—		(0.02)		—		(0.01)	(0.01)
Total distributions	(0.31)		(0.62)		(0.60)		(0.57)	(0.38)
Paid-in-Capital From Redemption Fees	—		—		—		0.00 (9)	—
Net asset value, end of period	$12.88		$12.30		$12.25		$11.47	$10.72
Total return (3)	7.28	% (6)	5.56%		12.25	% (10)	12.56%	11.00	% (6)
Net assets, at end of period (000s)	$3,002,987		$2,169,166		$1,352,105		$374,895	$73,073
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.66%		1.68	% (12)	1.72	% (11)	1.83%	2.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.49%		1.50	% (12)	1.52	% (11)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)	1.26%		4.80%		5.06%		4.56%	4.85%
Portfolio Turnover Rate	3	% (6)	33%		31%		10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less than $0.01

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(12)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Period Ended
	September 30, 2019		March 31,		March 31,		March 31,
Class A (HMXAX)	(Unaudited)		2019		2018		2017 (1)
Net asset value, beginning of period	$18.70		$16.26		$18.54		$18.06
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.10)		(0.28)		(0.21)
Net realized and unrealized gain (loss) on investments	0.79		2.54		(1.44)		0.72	(8)
Total from investment operations	0.78		2.44		(1.72)		0.51
Less distributions from:
Net realized gains	—		—		(0.56)		(0.03)
Total distributions	—		—		(0.56)		(0.03)
Net asset value, end of period	$19.48		$18.70		$16.26		$18.54
Total return (3)	4.12	% (6)	15.01%		(9.68	)% (9)(10)	2.82	% (6)
Net assets, at end of period (000s)	$1,361		$1,604		$3,073		$1,906
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.46	% (14)	3.47	% (13)	3.07	% (12)	4.32	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.39	% (14)	2.32	% (13)	2.60	% (12)	2.60	% (11)
Ratio of net investment loss to average net assets (5)	(0.12	)% (14)	(0.61	)% (13)	(1.54	)% (12)	(2.27	)% (11)
Portfolio Turnover Rate (7)	0	% (6)	54%		0%		0	% (6)

(1)	AlphaCentric Premium Opportunity Fund Class A commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.22% for the A shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.90)% for the A shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.36% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(13)	Includes 0.08% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(14)	Includes 0.15% for the six months ended September 30, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Period Ended
	September 30, 2019		March 31,		March 31,		March 31,
Class C (HMXCX)	(Unaudited)		2019		2018		2017 (1)
Net asset value, beginning of period	$18.38		$16.10		$18.49		$18.06
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.23)		(0.42)		(0.31)
Net realized and unrealized gain (loss) on investments	0.92		2.51		(1.41)		0.77	(8)
Total from investment operations	0.84		2.28		(1.83)		0.46
Less distributions from:
Net realized gains	—		—		(0.56)		(0.03)
Total distributions	—		—		(0.56)		(0.03)
Net asset value, end of period	$19.22		$18.38		$16.10		$18.49
Total return (3)	4.35	% (6)	14.16%		(10.30	)% (9)(10)	2.54	% (6)
Net assets, at end of period (000s)	$2		$62		$191		$75
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	4.25	% (14)	4.23	% (13)	3.80	% (12)	5.07	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	3.18	% (14)	3.06	% (13)	3.34	% (12)	3.35	% (11)
Ratio of net investment loss to average net assets (5)	(0.86	)% (14)	(1.37	)% (13)	(2.29	)% (12)	(3.02	)% (11)
Portfolio Turnover Rate (7)	0	% (6)	54%		0%		0	% (6)

(1)	AlphaCentric Premium Opportunity Fund Class C commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.22% for the C shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (10.52)% for the C shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.35% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(13)	Includes 0.07% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(14)	Includes 0.19% for the six months ended September 30, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Period Ended
	September 30, 2019		March 31,		March 31,		March 31,
Class I (HMXIX)	(Unaudited)		2019		2018		2017 (1)
Net asset value, beginning of period	$18.93		$16.42		$18.57		$18.06
Activity from investment operations:
Net investment gain (loss) (2)	0.01		(0.05)		(0.28)		(0.19)
Net realized and unrealized gain (loss) on investments	0.80		2.56		(1.31)		0.73	(8)
Total from investment operations	0.81		2.51		(1.59)		0.54
Less distributions from:
Net realized gains	—		—		(0.56)		(0.03)
Total distributions	—		—		(0.56)		(0.03)
Net asset value, end of period	$19.74		$18.93		$16.42		$18.57
Total return (3)	4.28	% (6)	15.29%		(8.94	)% (9)(10)	2.98	% (6)
Net assets, at end of period (000s)	$9,088		$6,867		$9,433		$10,512
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.20	% (14)	3.20	% (13)	2.90	% (12)	4.07	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.13	% (14)	2.09	% (13)	2.46	% (12)	2.35	% (11)
Ratio of net investment loss to average net assets (5)	0.12	% (14)	(0.32	)% (13)	(1.48	)% (12)	(2.02	)% (11)
Portfolio Turnover Rate (7)	0	% (6)	54%		0%		0	% (6)

(1)	AlphaCentric Premium Opportunity Fund Class I commenced operations on August 31, 2011 and does not include performance prior to Septemer 30, 2016 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.28% for the I shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.22)% for the I shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.47% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(13)	Includes 0.10% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(14)	Includes 0.14% for the six months ended September 30, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2019		March 31,		March 31,
Class A (GNXAX)	(Unaudited)		2019		2018 (1)
Net asset value, beginning of period	$11.46		$12.50		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.52)		(0.62)		2.81
Total from investment operations	(0.56)		(0.72)		2.72
Less distributions from:
Net realized gains	—		(0.32)		(0.22)
Total distributions	—		(0.32)		(0.22)
Net asset value, end of period	$10.90		$11.46		$12.50
Total return (3)	(4.89	)% (6)	(5.29)%		27.33	% (6)
Net assets, at end of period (000s)	$4,623		$4,450		$13,178
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.18%		2.41	% (7)	2.30%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%		1.67	% (7)	1.65%
Ratio of net investment loss to average net assets (5)	(0.64)%		(0.84)%		(0.85)%
Portfolio Turnover Rate	151	% (6)	297%		178	% (6)

(1)	AlphaCentric Robotics and Automation Fund Class A commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2019		March 31,		March 31,
Class C (GNXCX)	(Unaudited)		2019		2018 (1)
Net asset value, beginning of period	$11.30		$12.43		$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.17)		(0.16)
Net realized and unrealized gain (loss) on investments	(0.52)		(0.64)		2.81
Total from investment operations	(0.60)		(0.81)		2.65
Less distributions from:
Net realized gains	—		(0.32)		(0.22)
Total distributions	—		(0.32)		(0.22)
Net asset value, end of period	$10.70		$11.30		$12.43
Total return (3)	(5.39	)% (6)	(6.05)%		26.63	% (6)
Net assets, at end of period (000s)	$1,054		$767		$212
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.93%		3.17	% (7)	3.25%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.40%		2.41	% (7)	2.40%
Ratio of net investment loss to average net assets (5)	(1.41)%		(1.50)%		(1.57)%
Portfolio Turnover Rate	151	% (6)	297%		178	% (6)

(1)	AlphaCentric Robotics and Automation Fund Class C commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2019		March 31,		March 31,
Class I (GNXIX)	(Unaudited)		2019		2018 (1)
Net asset value, beginning of period	$11.52		$12.54		$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.06)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.52)		(0.64)		2.80
Total from investment operations	(0.55)		(0.70)		2.76
Less distributions from:
Net realized gains	—		(0.32)		(0.22)
Total distributions	—		(0.32)		(0.22)
Net asset value, end of period	$10.97		$11.52		$12.54
Total return (3)	(4.77	)% (6)	(5.11)%		27.73	% (6)
Net assets, at end of period (000s)	$24,120		$17,968		$14,556
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.93%		2.16	% (7)	2.76%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.40%		1.42	% (7)	1.40%
Ratio of net investment loss to average net assets (5)	(0.40)%		(0.53)%		(0.42)%
Portfolio Turnover Rate	151	% (6)	297%		178	% (6)

(1)	AlphaCentric Robotics and Automation Fund Class I commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class A (SYMAX)	Class C (SYMCX)	Class I (SYMIX)
Period Ended September 30, 2019 (1)	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$11.28	$11.28	$11.28
Activity from investment operations:
Net investment income (2)	0.04	0.02	0.03
Net realized and unrealized loss on investments	(0.10)	(0.10)	(0.09)
Total from investment operations	(0.06)	(0.08)	(0.06)
Net asset value, end of period (000’s)	$11.22	$11.20	$11.22
Total return (3)(6)	(0.53)%	(0.71)%	(0.53)%
Net assets, at end of period (000s)	$1	$1	$60,903
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.29%	3.04%	2.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.24%	2.99%	1.99%
Ratio of net investment income to average net assets (5)	1.69%	0.94%	1.94%
Portfolio Turnover Rate (6)	102%	102%	102%

(1)	AlphaCentric Symmetry Strategy Fund Class A and C commenced operations on August 8, 2019. AlphaCentric Symmetry Strategy Fund Class I commenced operations on September 1, 2014 and does not include performance prior to August 8, 2019 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2019

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of many series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund (formerly known as AlphaCentric Global Innovations Fund), and AlphaCentric Symmetry Strategy Fund. The Funds are registered as non-diversified series of the Trust. The Funds’ investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Income Opportunities Fund (“AIOF”), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund (“APOF”), commenced operations as a series of Mutual Fund Series Trust on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is to achieve long-term capital appreciation.

The APOF acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the APOF, so the Predecessor Fund became the Class I shares of the APOF Fund. The net asset value of the APOF’s shares on the close of business September 30, 2016, after the reorganization, was $18.06 for Class I shares and received cash valued at $2,294,579 in exchange for 127,053 Class I shares. Class A shares and Class C shares commenced operations on September 30, 2016.

AlphaCentric Robotics and Automation Fund (“ARAF”), commenced operations on May 31, 2017. ARAF’s investment objective is to achieve long-term capital appreciation. The Fund’s sub-advisor was Pacific View Asset Management, LLC until November 30, 2018. Effective December 1, 2018, the Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund (“ASSF”), class A and C commenced operations on August 8, 2019, and class I commenced operations on September 1, 2014. ASSF’s investment objective is to achieve long-term capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

The ASSF acquired all of the assets and liabilities of MLM Symmetry Fund, LP. (the “Predecessor Fund”) in a tax-free reorganization on August 9, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the ASSF, so the Predecessor Fund became the Class I shares of the ASSF Fund. The net asset value of the ASSF’s shares on the close of business August 8, 2019, after the reorganization, was $11.28 for Class I shares and received cash valued at $61,453,784 in exchange for 5,448,030 Class I shares. Class A shares and Class C shares commenced operations on August 8, 2019.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Swap Agreements – The Funds’ that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Funds’ assets and liabilities measured at fair value:

AlphaCentric Income Opportunities Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Asset Backed Securities	$—	$4,621,876	$3,347,536	$7,969,412
Non-Agency Residential Mortgage Backed Securities	—	3,307,561,467	—	3,307,561,467
Private Placement	—	—	72,500	72,500
Real Estate Investment Trusts (REIT)	24,949,612	—	—	24,949,612
Total	$24,949,612	$3,312,183,343	$3,420,036	$3,340,552,991

AlphaCentric Premium Opportunity Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Purchased Call Options	$—	$40,230	$—	$40,230
Short-Term Investments	330,974	—	—	330,974
Unrealized Appreciation on Open Short Futures Contracts	40	—	—	40
U.S. Government Treasury Obligations	—	8,836,232	—	8,836,232
Total	$331,014	$8,876,462	$—	$9,207,476

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Fund - Short	$164,052	$—	$—	$164,052
Written Call Options	—	29,880	—	29,880
Written Put Options	—	14,460	—	14,460
Unrealized Depreciation on Open Long Futures Contracts	22,102	—	—	22,102
Total	$186,154	$44,340	$—	$230,494

AlphaCentric Robotics and Automation Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$27,588,591	$—	$—	$27,588,591
Total	$27,588,591	$—	$—	$27,588,591

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

AlphaCentric Symmetry Strategy Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$26,026,140	—	—	$26,026,140
Exchange Traded Funds	16,801,903	—	—	16,801,903
U.S. Government Treasury Obligations	—	10,195,938	—	10,195,938
Total	$42,828,043	$10,195,938	$—	$53,023,981

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Long Futures Contracts	$303,226	$—	$—	$303,226
Unrealized Depreciation on Open Short Futures Contracts	508,112	—	—	508,112
Unrealized Depreciation on Swap Contract		3,508		3,508
Total	$811,338	$3,508	$—	$814,846

A reconciliation used in determining AIOF’s Level 3 securities is shown in the Level 3 input table below.

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Portfolios of Investments.

+	See Portfolios of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of September 30, 2019.

The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2019:

	Private Placement	Asset Backed Securities
Beginning Balance	$1,596,049	$4,184,796
Total realized gain (loss)	—	—
Appreciation (Depreciation)	—	(755,432)
Cost of Purchases	72,500	—
Proceeds from Sales	—	—
Proceeds from Principal	(1,596,049)	(81,828)
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$72,500	$3,347,536

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2019, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	September 30, 2019	Technique	Unobservable Inputs	(Weighted Average)
Amur Finance VI LLC, 8.000% due 12/20/2024	$3,347,536	Broker Quote/Index Approach	2 Year Treasury Note	5% Daily Change
AMUR Finance Company, Inc. 18.000% due 7/27/2021	$72,500	Expected Proceeds	Expected Future Cash Payment	N/A
			2 Year Treasury Note	5% Daily Change

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months or period ended September 30, 2019, APOF and ASSF invested in futures contracts.

During the six months or period ended September 30, 2019, APOF is subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2019.

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in		Cash
	Recognized	Statement of	the Statement of	Financial	Collateral
	Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received		Net Amount
Future Contracts	$40	$—	$40	$40	$—		$—
Total	$40	$—	$40	$40	$—		$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in		Cash
	Recognized	Statement of	the Statement of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Future Contracts	$22,102	$—	$22,102	$(22,102)	$—	(1)	$—
Total	$22,102	$—	$22,102	$(22,102)	$—		$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

During the six months or period ended September 30, 2019, ASSF is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2019.

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in		Cash
	Recognized	Statement of	the Statement of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Future Contracts	$811,338	$—	$811,338	$(811,338)	$—	(1)	$—
Swap Contracts	3,508	—	3,508	(3,508)	—		—
Total	$814,846	$—	$814,846	$(814,846)	$—		$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months or period ended September 30, 2019, APOF invested in options.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Asset and Liabilities at September 30, 2019, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	derivatives
AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Future Contracts	Equity	Unrealized depreciation on futures contracts	$(22,102)
	Future Contracts	Equity	Unrealized appreciation on futures contracts	40
	Options Purchased	Equity	Investments, At Value	40,230
	Options Written	Equity	Options written	(44,340)
			Totals	$(26,172)

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
	Future Contracts	Equity	Unrealized appreciation on futures contracts	$646,176
	Future Contracts	Equity	Unrealized depreciation on futures contracts	(1,457,514)
	Credit Default Swap Contracts	Equity	Unrealized depreciation onswap contracts	(3,508)
			Totals	$(814,846)

The effect of derivative instruments on the Statements of Operations for the six months ended September 31, 2019, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Options Purchased	Equity	Net realized gain (loss) from investments	$(575,084)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on investments	112,977
			Totals	$(462,107)

	Options Written	Equity	Net realized gain (loss) from Options Written	$1,032,818
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	(138,592)
			Totals	$894,226

	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$(102,105)
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on
			Future Contracts	(21,512)
				$(123,617)

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$1,485,785
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on Future Contracts	(811,338)
				$674,447

	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Futures Contracts	$3,533
	Credit Default Swap Contracts	Equity	Net change in unrealized appreciation (depreciation) on Future Contracts	(3,508)
				$25

The value of derivative instruments outstanding as of September 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF and ASSF.

b)        Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the six months or period ended September 30, 2019, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of September 30, 2019, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2016 to March 31, 2019, or expected to be taken in the Funds’ March 31, 2020 year-end tax return. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ filings is presently in progress.

c)        Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF and ASSF. AIOF makes monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)        Other – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)        Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)        Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)        Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the ARAF, APOF, and ASSF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

Consolidation of Subsidiaries – ACSSF Fund Limited (“ASSF-CFC”) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ASSF include the accounts of ASSF-CFC, which are wholly-owned and controlled subsidiaries.

ASSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate a Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Funds. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk – The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the APOF and ASSF Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk: For APOF and ASSF, the successful use of futures contracts draws upon the manager’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: AIOF, APOF, and ASSF may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Taxation Risk – By investing in commodities indirectly through a CFC, the Funds will obtain exposure to the commodities markets within the federal tax requirements that apply to the Funds. However, any income received from the CFC will be passed through to each Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and their shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date	ASSF-CFC’s Net Assets	% Of Net Assets at
	of ASSF-CFC	at September 30, 2019	September 30, 2019
ASSF-CFC	8/8/2019	$2,546,913	4.18%

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(2)	INVESTMENT TRANSACTIONS

For the six months or period ended September 30, 2019, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
AlphaCentric Income Opportunities Fund	$868,587,509	$91,714,532
AlphaCentric Premium Opportunity Fund	$—	$137,788
AlphaCentric Global Innovations Fund	$44,359,007	$36,880,321
AlphaCentric Symmetry Strategy Fund Fund	$55,981,387	$12,114,020

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the ARAF, 1.50% of the AIOF and 1.75% of the APOF and ASSF, such fees to be computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months or period ended September 30, 2019, management fees of $22,311,100, $84,058, $166,226, and $143,885 were incurred by AIOF, APOF, ARAF and ASSF respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.74%, 2.49% and 1.49% of average daily net assets for Class A, Class C and Class I shares, respectively, for AIOF through July 31, 2020, 2.24%, 2.99% and 1.99% of average daily net assets for Class A, Class C and Class I shares, respectively, for APOF through July 31, 2020 and 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I shares, respectively, for ARAF, and 2.24%, 2.99%, and 1.99% of average daily net assets for Class A, Class C, and Class I shares, respectively, through July 31, 2021, for ASSF. Each waiver or reimbursement by the Manager is subject to recoupment by the Funds within three years from when that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board. For the six months or period ended September 30, 2019, management fees waived by AIOF, APOF, ARAF and ASSF were $2,551,646, $51,604, $71,094, and $4,352, respectively, pursuant to the Expense Limitation Agreement or expenses reimbursed.

For the six months or period ended September 30, 2019, the Manager has waived/reimbursed expenses of the Funds that may be recovered no later than March 31 for the years indicated below:

	2020	2021	2022
AlphaCentric Income Opportunities Fund	$716,720	$2,347,888	$2,551,646
AlphaCentric Premium Opportunity Fund	$56,559	$79,551	$51,604
AlphaCentric Global Innovations Fund	—	$90,760	$71,094
AlphaCentric Symmetry Strategy Fund	—	—	4,352

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months or period ended September 30, 2019, AIOF, APOF, ARAF and ASSF incurred $450,872, $3,948, $6,496, and $2,352 for such fees, respectively, pursuant to the Management Services Agreement.

During the six months ended September 30, 2019, BTIG, LLC, a registered broker/dealer and an affiliate of Pacific View Asset Management executed trades on behalf of the ARAF. BTIG, LLC received $159,970 from ARAF in brokerage commissions from March 31, 2019 to September 30, 2019.

A trustee and officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of GFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The compliance fees for the six months or period ended September 30, 2019 for AIOF, APOF, ARAF, and ASSF were $39,744, $4,221, $6,626, and $1,933, respectively.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

Effective June 1, 2018, the Independent Trustees are paid a quarterly flat rate of $30,000 for all funds in the Trust. Prior to June 1, 2018, the Independent Trustees were paid a quarterly retainer of $500 per fund in the Trust. Prior to July 2, 2015, Independent Trustees were paid a quarterly retainer of $350 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months or period ended September 30, 2019, the Distributor received the following in underwriter commissions from the sale of shares of the Funds:

AlphaCentric Income Opportunities Fund	$390,254
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	39,800
AlphaCentric Symmetry Strategy Fund	—
$430,054

(4)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2019, UBS Financial Services, Inc. held 44.0% of the voting securities of the ARAF Fund, National Financial Services LLC owns 26.3% of APOF, and Hartz Capital Investments LLC owned 93.26% of ASSF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab and LPL Financial are also owned beneficially.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the years or periods ended March 31, 2019 and March 31, 2018 was as follows:

For the year or period ended March 31, 2019:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$113,156,629	$—	$4,786,863	$—	$117,943,492
AlphaCentric Premium Opportunity Fund	—	—	—	—	—
AlphaCentric Robotics and Automation Fund	649,657	—	260	—	649,917

For the year or period ended March 31, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
AlphaCentric Income Opportunities Fund	$58,975,675	$—	$724,560	$59,700,235
AlphaCentric Premium Opportunity Fund	90,601	518,071	8,310	616,982
AlphaCentric Robotics and Automation Fund	299,182	—	—	299,182

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

As of March 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AlphaCentric Income Opportunities Fund	$—	$—	$—	$(16,986,149)	$(57,077,558)	$—	$142,655,765	$68,592,058
AlphaCentric Premium Opportunity Fund	—	—	—	(1,791)	(1,848,394)	—	65,285	(1,784,900)
AlphaCentric Robotics and Automation Fund	—	—	—	(353,449)	(607,206)	—	(784,692)	(1,745,347)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and mark-to-market on Section 1256 contacts.

The unrealized appreciation (depreciation) for AGIF in the table above includes unrealized foreign currency losses of $(157).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such later year losses as follows:

Late Year
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	1,791
AlphaCentric Robotics and Automation Fund	37,784

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$16,986,149
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	315,665

At March 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
AlphaCentric Income Opportunities Fund	$48,035,599	$9,041,959	$57,077,558
AlphaCentric Premium Opportunity Fund	746,647	1,101,747	1,848,394
AlphaCentric Robotics and Automation Fund	607,206	—	607,206

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2019

Permanent book and tax differences, primarily attributable to net operating losses and non deductible expenses resulted in reclassifications for the Funds for the period ended March 31, 2019 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
AlphaCentric Income Opportunities Fund	$—	$—
AlphaCentric Premium Opportunity Fund	(71,417)	71,417
AlphaCentric Robotics and Automation Fund	(141,463)	141,463

(6)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross		Net Unrealized
		Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
AlphaCentric Income Opportunities Fund	$3,157,166,591	$392,069,237	$(208,682,837)	$183,386,400
AlphaCentric Premium Opportunity Fund	$8,914,975	$200,283	$(116,214)	$(84,069)
AlphaCentric Robotics and Automation Fund	$28,565,491	$1,586,798	$(2,563,698)	$(976,900)
AlphaCentric Symmetry Strategy Fund	$53,239,026	$1,090,273	$(1,305,318)	$(215,045)

(7)	UNDERLYING FUND RISK

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

(8)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. These amendments have been adopted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2019

As a shareholder of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/2019	9/30/2019	Period *	9/30/2019	Period **
AlphaCentric Symmetry Strategy Fund – Class A ***	2.24%	$1,000.00	$994.70	$3.25	$1,004.01	$3.26
AlphaCentric Symmetry Strategy Fund – Class C***	2.99%	$1,000.00	$992.90	$4.32	$1,002.92	$4.35
AlphaCentric Symmetry Strategy Fund – Class I***	1.99%	$1,000.00	$992.00	$9.94	$1,015.09	$10.05
AlphaCentric Income Opportunities Fund – Class A	1.74%	$1,000.00	$1,072.50	$9.02	$1,016.37	$8.77
AlphaCentric Income Opportunities Fund – Class C	2.49%	$1,000.00	$1,068.00	$12.93	$1,012.57	$12.58
AlphaCentric Income Opportunities Fund – Class I	1.49%	$1,000.00	$1,072.80	$7.72	$1,017.62	$7.52
AlphaCentric Premium Opportunity Fund – Class A	2.39%	$1,000.00	$1,021.70	$7.61	$1,021.70	$7.59
AlphaCentric Premium Opportunity Fund – Class C	3.18%	$1,000.00	$1,021.70	$7.61	$1,021.70	$7.59
AlphaCentric Premium Opportunity Fund – Class I	2.13%	$1,000.00	$1,021.70	$7.61	$1,021.70	$7.59
AlphaCentric Robotics and Automation Fund – Class A	1.65%	$1,000.00	$1,021.70	$7.61	$1,021.70	$7.59
AlphaCentric Robotics and Automation Fund – Class C	2.40%	$1,000.00	$1,021.70	$7.61	$1,021.70	$7.59
AlphaCentric Robotics and Automation Fund – Class I	1.40%	$1,000.00	$1,021.70	$7.61	$1,021.70	$7.59

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

***	AlphaCentric Symmetry Strategy Fund commenced operations on August 8, 2019 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (53) divided by the number of days in the fiscal year (365).

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2019

Consideration and Renewal of Advisory Agreement between the Trust and AlphaCentric Advisors with respect to the AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund (fka AlphaCentric Global Innovations Fund), and AlphaCentric Symmetry Strategy Fund

In connection with a meeting held on April 10, 2019, April 30-May 1, and May 28, 2019 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of advisory agreement (the “Advisory Agreement”) between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”) with respect to the AlphaCentric Robotics and Automation Fund (previously, AlphaCentric Global Innovations Fund. (“AlphaCentric GI Fund”); AlphaCentric Income Opportunities Fund (“AlphaCentric IO”) and AlphaCentric Premium Opportunity Fund,(“AlphaCentric PO Fund”) (the “AlphaCentric Renewal Funds”)

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Advisory Agreement.

The Trustees reviewed AlphaCentric’s responses to a series of questions regarding, among other things, services provided to the AlphaCentric Funds, comparative fee and expense information, and AlphaCentric’s profitability from managing the AlphaCentric Funds (“AlphaCentric 15(c) Response”).

Nature, Extent and Quality of Services. The Board acknowledged that AlphaCentric had retained the key personnel servicing the AlphaCentric Renewal Funds for several years. An AlphaCentric representative described the roles and responsibilities of various individuals on the management team and elaborated on the risk committee’s duties and functions. He explained that AlphaCentric had engaged a third-party consultant to assist with risk management. The AlphaCentric representative explained that AlphaCentric’s risk management program assessed each AlphaCentric Renewal Fund individually and that risk monitoring procedures were specifically crafted and tailored for some AlphaCentric Renewal Fund based on the relative level of risks germane to each AlphaCentric Renewal Fund. The Board discussed AlphaCentric’s supervision of the sub-advisors to the relevant AlphaCentric Renewal Funds. The Board observed that there were no planned or necessary changes to the sub-advisors for any of the AlphaCentric Renewal Funds. After further discussion, the Board concluded that AlphaCentric had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to performing its duties under the advisory agreement, and that the nature, overall quality and extent of the advisory services provided by AlphaCentric to each AlphaCentric

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

Renewal Fund were satisfactory. The Board determined that AlphaCentric had the resources to continue providing high quality service to each AlphaCentric Renewal Fund and its shareholders.

Performance. The Board reviewed the performance of each AlphaCentric Renewal Fund relative to its peer group and Morningstar category. After discussion, the Board concluded that the performance of each AlphaCentric Renewal Fund was acceptable.

AlphaCentric GI—The Board remarked that although AlphaCentric GI underperformed its peer group, Morningstar category and the MSCI ACWI Gross Index over the 1-year period, it outperformed each since inception in 2017. It remarked AlphaCentric GI was following its mandate, and that comparison to its peer group and Morningstar category was not particularly apt given the Fund’s focus in robotics and automation. The Board discussed that AlphaCentric GI had shown promising returns year-to-date.

AlphaCentric IO—The Board recognized that AlphaCentric IO was performing very well and had significantly outperformed its peer group, Morningstar categories and the Bloomberg Barclays US Agg Bond TR Index across every period.

AlphaCentric PO—The Board discussed that although AlphaCentric PO had negative performance for the 1-year period, it outperformed its peer group, was in-line with the Options-Based and Managed Futures Morningstar categories, and had underperformed the IQ Hedge Long/Short Beta TR Index. The Board commented that AlphaCentric PO outperformed the peer group, Morningstar categories and index for the 5-year and since inception periods, and outperformed the peer group and Managed Futures Morningstar category over the 3-year period. The Board noted the significant volatility in the market in the past year and commented that AlphaCentric had managed some of the downside risk by opportunely exiting riskier positions. The Board noted AlphaCentric’s belief that AlphaCentric PO’s performance over the 5-year and since inception periods was indicative of its ability to perform over full market cycles.

Fees and Expenses. The Board reviewed the advisory fee for each AlphaCentric Renewal Fund, and the fees charged by each AlphaCentric Renewal Fund’s peer group and Morningstar category. The Board considered the allocation of revenue compared to the allocation of duties between AlphaCentric and each sub-advisor of the AlphaCentric Renewal Funds with a sub-advisor. The Board acknowledged that the allocation between AlphaCentric and each sub-advisor was the result of arm’s length negotiations and determined that the allocations were appropriate. The Board discussed the impact of the expense caps on total net expenses. After further discussion, the Board concluded that the advisory fee for each AlphaCentric Renewal Fund was not unreasonable.

AlphaCentric GI—The Board noted that the advisory fee and net expense ratio for AlphaCentric GI were higher than the averages and medians of its peer group and Morningstar category, but below the highs of each.

AlphaCentric IO—The Board discussed that AlphaCentric IO’s advisory fee was the highest of the Multisector Bond Morningstar category and higher than the high of its peer group.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

The Board noted that AlphaCentric IO’s net expense ratio was higher than the averages and medians of its peer group and the Multisector Bond and Non-traditional Bond Morningstar categories, although lower than the highs of each. The Board observed that AlphaCentric provided highly specialized and intensive research and skilled management to AlphaCentric IO and developed strong trading relationships.

AlphaCentric PO—The Board commented that the advisory fee for AlphaCentric PO was higher than the medians and averages of its peer group and the Managed Futures Morningstar category, but well below the highs of each, and was the high of the Options-Based Morningstar category. The Board noted that the net expense ratio for AlphaCentric PO was higher than the medians and averages of its peer group and Morningstar categories, but lower than the highs of each.

Profitability. The Board discussed AlphaCentric’s profitability from its relationship with each AlphaCentric Renewal Fund based on the information that AlphaCentric provided, including soft dollar benefits, and reimbursement of AlphaCentric for distribution expenses pursuant to the Rule 12b-1 Plan. The Board considered that AlphaCentric had previously waived a significant portion of its advisory fees to support each AlphaCentric Renewal Fund’s expense caps. The Board determined AlphaCentric’s profitability for each AlphaCentric Renewal Fund was not excessive.

AlphaCentric GI—The Board commented that AlphaCentric earned a modest profit from managing AlphaCentric GI. The Board concluded that AlphaCentric’s profit in connection with AlphaCentric GI was reasonable.

AlphaCentric IO—The Board observed that AlphaCentric earned a reasonable profit from managing AlphaCentric IO. The Board discussed that AlphaCentric’s profit margins were well-within the industry norm for strategies comparable to that of AlphaCentric IO.

AlphaCentric PO—The Board commented that AlphaCentric earned a modest profit from managing AlphaCentric PO. The Board concluded that AlphaCentric’s profit in connection with AlphaCentric PO was reasonable.

Economies of Scale. The Board noted that the advisory agreement did not contain breakpoints reducing the fee rate on assets above specified levels, but that shareholders of most AlphaCentric Renewal Funds had benefitted from the respective AlphaCentric Renewal Fund’s expense cap. The Board considered capacity concerns for one of the Funds. The Board agreed that breakpoints may be an appropriate way for AlphaCentric to share economies of scale with an AlphaCentric Renewal Fund and its shareholders if the AlphaCentric Renewal Fund experienced significant growth in assets. The Board noted that no AlphaCentric Renewal Fund had reached such levels and agreed to revisit the issue of breakpoints at the advisory agreement’s next renewal.

Conclusion. Having requested and received such information from AlphaCentric as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each AlphaCentric Renewal Fund and its shareholders.

At the same meeting, the Board also approved, the Advisory Agreement for AlphaCentric Symmetry Strategy Fund (“AlphaCentric SS”).

Nature, Extent and Quality of Services. The Board considered its significant experience with AlphaCentric as advisor to several other series of the Trust, and its strong working relationship with AlphaCentric and its personnel. It noted that AlphaCentric would monitor AlphaCentric SS’s sub- advisor, review AlphaCentric SS’s portfolio on a regular basis, and actively work with the Trust’s chief compliance officer to monitor for regulatory compliance. The Board noted that AlphaCentric employed a risk management team to assess and monitor portfolio risk, which would include evaluating AlphaCentric SS’s performance with respect to volatility, drawdowns and returns relative to its investment objective. The Board acknowledged AlphaCentric’s extensive experience overseeing sub-advisors. After discussion, the Board concluded that AlphaCentric had the potential to provide high quality services to AlphaCentric SS and its shareholders.

Performance. The Board noted that the sub-advisor would be primarily responsible for the day-to-day management of AlphaCentric SS’s portfolio. The Board noted that AlphaCentric had demonstrated, as evidenced by the other series of the Trust it managed, that it had the ability to successfully manage and oversee sub-advisors ensuring compliance with portfolio restrictions and limitations. The Board further noted that AlphaCentric’s track record of managing mutual funds gave the Board confidence that AlphaCentric would provide value to shareholders as advisor to AlphaCentric SS.

Fees and Expenses. The Board noted that the 1.75% advisory fee for AlphaCentric SS was higher than the medians and averages of its peer group and the Multi Alternative Morningstar category, but lower than the peer group and Morningstar category highs of 2.00%. The Board discussed that the 1.99% net expense ratio for AlphaCentric SS was lower than the median andaverage for its peer group and well below the Morningstar category high of 3.88%. The Board discussed the level of expertise and skill required to manage a fund like AlphaCentric SS, and agreed that such skill level justified a higher management fee. The Board discussed the allocation of fees between AlphaCentric and AlphaCentric SS’s sub-advisor and agreed that the allocation was appropriate. The Board concluded that the proposed advisory fee for AlphaCentric SS was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by AlphaCentric and noted that it anticipated realizing a modest profit in connection with its relationship with AlphaCentric SS during the first year of the management agreement and a reasonable profit during the second year. The Board considered that the projected level of profit appeared to be within industry averages. After discussion, the Board agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of AlphaCentric SS, and noted that AlphaCentric was not inclined

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

to offer fee concessions at this time due in part to the high (and continuously increasing) costs of sponsoring mutual funds as well as the business and financial risks assumed by AlphaCentric when managing a mutual fund. The Board noted material economies were not anticipated to be reached during the initial period of the management agreement, and agreed that the matter of economies of scale would be revisited as AlphaCentric SS’s size materially increased.

Conclusion. Having requested and received such information from AlphaCentric as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for AlphaCentric SS was reasonable and that approval of the management agreement was in the best interests of AlphaCentric SS and its future shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

Consideration and Renewal of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Mount Lucas Management LP with respect to the AlphaCentric Symmetry Strategy Fund

In connection with a meeting held on April 10, 2019, April 30-May 1, and May 28, 2019 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors LLC (“AlphaCentric”) and Mount Lucas Management LP (“Mount Lucas”), with respect to the AlphaCentric Symmetry Strategy Fund (“AlphaCentric SS”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

The Trustees reviewed Mount Lucas’s responses to a series of questions regarding, among other things, Mount Lucas’s services provided to the AlphaCentric SS, comparative fee and expense information, and Mount Lucas’s profitability from managing the AlphaCentric SS.

Nature, Extent and Quality of Services. The Board observed that the key personnel from Mount Lucas responsible for AlphaCentric SS had extensive industry experience. The Board discussed that Mount Lucas would be responsible for the implementation of AlphaCentric SS’s investment strategy including the determination of investment decisions and execution of transactions for AlphaCentric SS. The Board noted that Mount Lucas monitored compliance through the use of a software program that notified traders before certain restrictions or investment limitations were violated. The Board considered that Mount Lucas would choose broker-dealers on the basis of best execution, taking into account the full range of a broker’s services, commission rates, financial responsibility and responsiveness. The Board acknowledged that Mount Lucas had errors and omissions insurance coverage in place. The Board agreed that Mount Lucas had the experience and resources necessary to provide quality services to AlphaCentric SS.

Performance. The Board reviewed the performance information presented by Mount Lucas. The Board noted that the predecessor fund had outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index since inception, but underperformed the index over the 1-year and 3-year periods. The Board commented that the predecessor fund had underperformed the MSCI World/Barclays US Aggregate Bond Blended Index across all time periods but had trailed the index the least since inception. The Board discussed that long-term performance was generally a better indication of Mount Lucas’s capabilities. The Board agreed that Mount Lucas had the potential to enhance the returns of AlphaCentric SS over the long-term.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

Fees and Expenses. The Board noted that Mount Lucas would receive 100% of the net advisory fee earned on assets merged from the predecessor fund, and 50% of the 1.75% net advisory fee earned on all other assets of AlphaCentric SS. The Board noted that was below the average for other accounts managed by Mount Lucas that paid a fixed fee, and difficult to compare to its performance-based fees due to their variable nature. The Board discussed the allocation of fees between the advisor and Mount Lucas relative to their respective duties, and agreed that the allocation was appropriate. The Board noted that the allocation of fees between the advisor and Mount Lucas was the product of an arm’s length negotiation. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to AlphaCentric SS was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Mount Lucas and noted that it anticipated realizing a profit in connection with its relationship with AlphaCentric SS during the first and second year of the sub-advisory agreement. The Board noted that Mount Lucas intended to share its profits with the seed investor and that the amount invested by the seed investor could attract additional assets to AlphaCentric SS. The Board discussed that although the anticipated profitability in terms of percentage appeared high, the projected profit in terms of actual dollars to be paid was reasonable. The Board reviewed that profit margins would decline as additional assets were raised because the advisor would be receiving a share of the advisory fees on every additional dollar. After further discussion, the Board agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Mount Lucas. The Board agreed that this was primarily an advisor- level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the advisor as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the future shareholders of AlphaCentric SS.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

Consideration and Renewal of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Garrison Point Capital, LLC with respect to the AlphaCentric Income Opportunities Fund

In connection with a meeting held on April 10, 2019, April 30-May 1, and May 28, 2019 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors LLC (“AlphaCentric”) and Garrison Point Capital, LLC (“Garrison Point”), with respect to the AlphaCentric Income Opportunities Fund (“AlphaCentric IO”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement.

The Trustees reviewed Garrison Point’s responses to a series of questions regarding, among other things, Garrison Point’s services provided to the AlphaCentric IO, comparative fee and expense information, and Garrison Point’s profitability from managing the AlphaCentric IO.

Nature, Extent and Quality of Services. The Board recognized the breadth of the collective experience of Garrison Point’s key personnel servicing AlphaCentric IO and Garrison Point’s strong reputation in the industry. The Board acknowledged that Garrison Point performed portfolio monitoring, research, analysis and trade execution on behalf of AlphaCentric IO. The Board noted Garrison Point’s transparency with respect to non-routine investments and that it evaluated its broker-dealers annually to ensure best execution. The Board commented that Garrison Point reviewed and approved monthly compliance check list reports to ensure compliance with AlphaCentric IO’s investment limitations. The Board remarked that AlphaCentric had reported no material compliance or litigation matters since the sub-advisory agreement’s most recent renewal, and that it had adequate errors and omissions insurance coverage. After further discussion, the Board concluded that Garrison Point had the resources to continue providing high quality service to AlphaCentric IO and its shareholders.

Performance. The Board recognized that AlphaCentric IO was performing very well and had significantly outperformed its peer group, Morningstar categories and the Bloomberg Barclays US Aggregate Bond TR Index across every period. The Board concluded that the performance of AlphaCentric IO was acceptable.

Fees and Expenses. The Board noted that the advisor charged an advisory fee of 1.50% for AlphaCentric IO and that 50% of the net advisory fee was paid to Garrison Point. The Board

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2019

acknowledged that Garrison Point’s sub-advisory fee for AlphaCentric IO was lower than the fees Garrison Point charged to its other accounts. The Board discussed the allocation of fees between the advisor and Garrison Point relative to their respective duties and other factors, and agreed the allocation for AlphaCentric IO was appropriate. The Board concluded that the sub-advisory fee received by Garrison Point for AlphaCentric IO was not unreasonable.

Profitability. The Board remarked that Garrison Point earned a profit from sub-advising AlphaCentric IO. The Board discussed that Garrison Point was organized as a limited liability company, and the Fund’s portfolio manager were members who were compensated primarily from Garrison Point’s profits. The Board recognized that Garrison Point’s net profits would be substantially reduced if those payments were taken into account. After further discussion, the Board determined that Garrison Point’s profit in connection with AlphaCentric IO was not excessive.

Economies of Scale. The Board considered whether Garrison Point had realized economies of scale with respect to the sub-advisory services provided to AlphaCentric IO. The Board agreed that this was primarily an advisor-level issue and should be considered with respect to the overall management agreement taking into consideration the impact of the sub-advisory expense. The Board concluded that, based on the current size of AlphaCentric IO, Garrison Point may be benefitting from some economies of scale and the Board would continue monitoring.

Conclusion. Having requested and received such information from Garrison Point as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between the advisor and Garrison Point, and as assisted by the advice of counsel, the Board concluded that renewal of the sub-advisory agreement was in the best interests of AlphaCentric IO and its shareholders.

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2019

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

Mutual Fund Series Trust
17645 Wright Street, Suite 200
Omaha, NE 68130

MANAGER
AlphaCentric Advisors , LLC
36 North New York Avenue, 3rd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17645 Wright Street, Suite 200
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd
151 N. Franklin St.
Suite 575
Chicago, IL60606

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank Trust
RiverCenter (Schlitz Park)
15555 N Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 12. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: December 09, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: December 09, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 09, 2019